                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9819
                 ----------------------------------------------

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

     (Name and Address of Agent for Service)                        Copy to:

Julie Tedesco, Vice President and Senior Counsel            Timothy W. Diggins, Esq.
      State Street Bank and Trust Company                        Ropes & Gray
     225 Franklin Street Street, 2nd Floor                 One International Place
         Boston, Massachusetts 02110                  Boston, Massachusetts 02110-2624



Registrant's telephone number, including area code: (617) 662-3968

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1:  SHAREHOLDER REPORT

                       STATE STREET EQUITY 500 INDEX FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2005
                                  (UNAUDITED)

STATE STREET EQUITY 500 INDEX FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Equity 500 Index Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2005 to June 30, 2005.

The table below illustrates your Fund's costs in two ways:

- BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of each class of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the indicated Class. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Class under the heading "Expenses Paid During Period".

- BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Class's costs with those of other mutual funds. It assumes that the Class had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the Class's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Class's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

STATE STREET EQUITY 500 INDEX FUND

Six Months Ended June 30, 2005

-------------------------------------------------------------------------------------------------
                                                   BEGINNING         ENDING
                                                 ACCOUNT VALUE    ACCOUNT VALUE    EXPENSES PAID
                                                JANUARY 1, 2005   JUNE 30, 2005   DURING PERIOD*
-------------------------------------------------------------------------------------------------
 BASED ON ACTUAL CLASS RETURN
-------------------------------------------------------------------------------------------------
 Administrative Shares                             $1,000.00        $1,012.98          $1.22
-------------------------------------------------------------------------------------------------
 Service Shares                                    $1,000.00        $1,012.57          $1.72
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
 BASED ON HYPOTHETICAL (5% RETURN BEFORE
 EXPENSES)
-------------------------------------------------------------------------------------------------
 Administrative Shares                             $1,000.00        $1,023.58          $1.23
-------------------------------------------------------------------------------------------------
 Service Shares                                    $1,000.00        $1,023.09          $1.73
-------------------------------------------------------------------------------------------------

* The calculations are based on expenses incurred in the most recent fiscal period of each Class. The Administrative Shares and Service Shares annualized average weighted expense ratios as of June 30, 2005 were 0.245% and 0.345%, respectively, which include each Class's proportionate share of the expenses of the State Street Equity 500 Index Portfolio. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

ASSETS
  Investment in State Street Equity 500 Index Portfolio, at
     value (identified cost $180,341,690)(Note 1)              $220,547,412
  Receivable for Fund shares sold                                    38,934
                                                               ------------
                                                                220,586,346
LIABILITIES
  Payable for Fund shares repurchased                                23,723
  Distribution fees payable (Note 3)                                 60,433
  Administration fees payable (Note 3)                                9,138
                                                               ------------
                                                                     93,294
                                                               ------------
NET ASSETS                                                     $220,493,052
                                                               ============
NET ASSETS CONSIST OF:
  Paid-in capital                                              $222,272,607
  Accumulated undistributed net investment income                   357,953
  Accumulated net realized loss                                 (42,343,230)
  Net unrealized appreciation on investments                     40,205,722
                                                               ------------
NET ASSETS                                                     $220,493,052
                                                               ============
ADMINISTRATIVE SHARES:
NET ASSETS                                                     $189,040,624
  Shares of beneficial interest outstanding                      19,002,577
  Offering, net asset value, and redemption price per share    $       9.95
                                                               ============
SERVICE SHARES:
NET ASSETS                                                     $ 31,451,433
  Shares of beneficial interest outstanding                       3,164,741
  Offering, net asset value, and redemption price per share    $       9.94
                                                               ============
INVESTOR SHARES:
NET ASSETS                                                     $     995.63
  Shares of beneficial interest outstanding                          100.20
  Offering, net asset value, and redemption price per share    $       9.94
                                                               ============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INCOME
  Dividend income allocated from Portfolio (Note 2)            $ 1,871,801
  Interest income allocated from Portfolio (Note 2)                  4,518
  Security lending income allocated from Portfolio (Note 2)         59,521
  Expenses allocated from Portfolio (Note 3)                       (47,221)
                                                               -----------
                                                                 1,888,619
                                                               -----------
EXPENSES
  Distribution fees (Note 3)
     Administrative Shares                                         140,773
     Service Shares                                                 27,119
  Administration fees (Note 3)                                      52,349
                                                               -----------
                                                                   220,241
                                                               -----------
NET INVESTMENT INCOME                                            1,668,378
                                                               -----------
REALIZED AND UNREALIZED LOSS
Net realized loss allocated from Portfolio on:
  Investments                                                   (1,212,302)
  Futures                                                          (12,363)
                                                               -----------
                                                                (1,224,665)
                                                               -----------
Change in net unrealized depreciation allocated from
  Portfolio on:
  Investments                                                   (2,254,796)
  Futures                                                         (103,145)
                                                               -----------
                                                                (2,357,941)
                                                               -----------
Net realized and unrealized loss                                (3,582,606)
                                                               -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $(1,914,228)
                                                               ===========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                              For the
                                                          Six Months Ended        For the
                                                           June 30, 2005        Year Ended
                                                            (Unaudited)      December 31, 2004
                                                          ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:
  Net investment income                                     $  1,668,378       $  4,712,416
  Net realized loss on investments                            (1,224,665)        (2,678,414)
  Change in net unrealized appreciation (depreciation)        (2,357,941)        24,411,866
                                                            ------------       ------------
  Net increase (decrease) in net assets resulting from
     operations                                               (1,914,228)        26,445,868
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income Administrative Shares                 (1,141,517)        (4,403,652)
     Service Shares                                             (188,404)          (264,436)
                                                            ------------       ------------
     Total Distributions                                      (1,329,921)        (4,668,088)
                                                            ------------       ------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
ADMINISTRATIVE SHARES Shares sold                              3,295,550         17,186,542
  Reinvestment of distributions                                1,141,517          4,403,652
  Shares redeemed                                            (12,803,145)       (17,967,882)
                                                            ------------       ------------
     Net increase (decrease) from capital share
       transactions                                           (8,366,078)         3,622,312
                                                            ------------       ------------
SERVICE SHARES
  Shares sold                                                 20,735,209         23,823,985
  Reinvestment of distributions                                  188,404            264,436
  Shares redeemed                                             (2,309,685)       (29,324,726)
  Redemptions in-kind                                                 --        (72,956,408)
                                                            ------------       ------------
     Net increase (decrease) from capital share
       transactions                                           18,613,928        (78,192,713)
                                                            ------------       ------------
INVESTOR SHARES*
  Shares sold                                                      1,000                 --
     Net increase from capital share transactions                  1,000                 --
                                                            ------------       ------------
  Net increase (decrease) in net assets                        7,004,701        (52,792,621)
NET ASSETS, BEGINNING OF PERIOD                              213,488,351        266,280,972
                                                            ------------       ------------
NET ASSETS, END OF PERIOD                                   $220,493,052       $213,488,351
                                                            ============       ============
Accumulated undistributed net investment income             $    357,953       $     19,496
                                                            ============       ============

---------------
* Investor Shares commenced on June 7, 2005.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                              For the
                                                          Six Months Ended        For the
                                                           June 30, 2005        Year Ended
                                                            (Unaudited)      December 31, 2004
                                                          ----------------   -----------------
CHANGES IN SHARES:
ADMINISTRATIVE SHARES
  Shares sold                                                   332,196           1,796,467
  Reinvestment of distributions                                 115,188             435,142
  Shares redeemed                                            (1,292,992)         (1,879,949)
                                                            -----------         -----------
     Net increase (decrease) in shares                         (845,608)            351,660
                                                            ===========         ===========
SERVICE SHARES
  Shares sold                                                 2,095,665           2,502,761
  Reinvestment of distributions                                  19,031              26,157
  Shares redeemed                                              (233,891)         (3,036,779)
  Shares redeemed in-kind                                            --          (7,235,058)
                                                            -----------         -----------
     Net increase (decrease) in shares                        1,880,805          (7,742,919)
                                                            ===========         ===========
INVESTOR SHARES*
  Shares sold                                                    100.20                  --
                                                            -----------         -----------
     Net increase in shares                                      100.20                  --
                                                            ===========         ===========

---------------
* Investor Shares commenced on June 7, 2005.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR AN ADMINISTRATIVE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                   Six Months
                                      Ended          Year       Year       Year        Year
                                     6/30/05        Ended      Ended      Ended        Ended
                                   (Unaudited)     12/31/04   12/31/03   12/31/02   12/31/01(a)
                                   -----------     --------   --------   --------   -----------
PER SHARE OPERATING
  PERFORMANCE(b):
NET ASSET VALUE, BEGINNING OF
  PERIOD                            $  10.10       $   9.34   $   7.36   $   9.62    $  10.00
                                    --------       --------   --------   --------    --------
INVESTMENT OPERATIONS:
  Net investment income                 0.08*          0.17*      0.13*      0.11        0.08
  Net realized and unrealized
     gain (loss) on investments        (0.17)          0.82       1.95      (2.26)      (0.38)
                                    --------       --------   --------   --------    --------
     Total from investment
       operations                      (0.09)          0.99       2.08      (2.15)      (0.30)
                                    --------       --------   --------   --------    --------
LESS DISTRIBUTIONS FROM:
  Net investment income                (0.06)         (0.23)     (0.10)     (0.11)      (0.08)
                                    --------       --------   --------   --------    --------
  Net increase (decrease) in net
     assets                            (0.15)          0.76       1.98      (2.26)      (0.38)
                                    --------       --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD      $   9.95       $  10.10   $   9.34   $   7.36    $   9.62
                                    ========       ========   ========   ========    ========
TOTAL RETURN(c)                        (0.93)%        10.63%     28.37%    (22.31)%     (2.97)%
                                    ========       ========   ========   ========    ========
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period
     (000s)                         $189,041       $200,524   $182,037   $136,615    $171,774
  Ratios to average net assets:
     Operating expenses                0.245%(d)      0.245%     0.245%     0.245%      0.245%(d)
     Net investment income              1.60%(d)       1.78%      1.54%      1.37%       1.18%(d)
  Portfolio turnover rate                  5%             9%        12%        13%         14%

---------------

(a) Administrative Shares commenced operations on April 18, 2001.
(b) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d) Annualized.
*   Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A SERVICE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                      Six Months
                                                         Ended          Year        Period
                                                        6/30/05        Ended        Ended
                                                      (Unaudited)     12/31/04   12/31/03(a)
                                                      -----------     --------   ------------
PER SHARE OPERATING PERFORMANCE(b):
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.10       $  9.33      $  6.94
                                                        -------       -------      -------
INVESTMENT OPERATIONS:
  Net investment income                                    0.07*         0.16*        0.10*
  Net realized and unrealized gain (loss) on
     investments                                          (0.17)         0.83         2.38
                                                        -------       -------      -------
     Total from investment operations                     (0.10)         0.99         2.48
                                                        -------       -------      -------
LESS DISTRIBUTIONS FROM:
  Net investment income                                   (0.06)        (0.22)       (0.09)
                                                        -------       -------      -------
  Net increase (decrease) in net assets                   (0.16)         0.77         2.39
                                                        -------       -------      -------
NET ASSET VALUE, END OF PERIOD                          $  9.94       $ 10.10      $  9.33
                                                        =======       =======      =======
TOTAL RETURN(c)                                           (0.97)%       10.51%       35.71%
                                                        =======       =======      =======
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (000s)                      $31,451       $12,964      $84,244
  Ratios to average net assets:
     Operating expenses                                   0.345%(d)     0.345%       0.345%(d)
     Net investment income                                 1.52%(d)      1.67%        1.45%(d)
  Portfolio turnover rate                                     5%            9%          12%

---------------

(a) Service Shares commenced operations on March 10, 2003.
(b) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d) Annualized.
*   Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR AN INVESTOR SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                               Period Ended
                                                                6/30/05(a)
                                                               (Unaudited)
                                                               ------------
PER SHARE OPERATING PERFORMANCE(b):
NET ASSET VALUE, BEGINNING OF PERIOD                              $10.00
                                                                  ------
INVESTMENT OPERATIONS:
  Net investment income                                             0.01*
  Net realized and unrealized loss on investments                  (0.07)
                                                                  ------
     Total from investment operations                              (0.06)
                                                                  ------
LESS DISTRIBUTIONS FROM:
  Net investment income                                               --
                                                                  ------
  Net increase (decrease) in net assets                            (0.06)
                                                                  ------
NET ASSET VALUE, END OF PERIOD                                    $ 9.94
                                                                  ======
TOTAL RETURN(c)                                                    (0.42)%
                                                                  ======
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (000s)                                $    1
  Ratios to average net assets:
     Operating expenses                                             0.80%(d)
     Net investment income                                          1.09%(d)
  Portfolio turnover rate                                              5%

---------------

(a) Investor Shares commenced operations on June 7, 2005.
(b) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d) Annualized.
*   Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

1.   ORGANIZATION

The State Street Institutional Investment Trust (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following diversified series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street MSCI(R) EAFE(R) Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund and the State Street U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Equity 500 Index Fund (the "Fund"). Pursuant to the Trust's Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares, with no par value, of the Fund.

The Fund commenced operations on April 18, 2001. As of June 30, 2005, the Fund and the State Street Institutional Liquid Reserves Fund were the only series of the Trust that had commenced operations. The Fund offers Administrative Shares (formerly Class A Shares), Service Shares (formerly Class B Shares) and Class R Shares, respectively. Administrative Shares commenced operations on April 18, 2001, Service Shares commenced operations on March 10, 2003, and Class R Shares commenced operations on June 7, 2005.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"). The investment objective and policies of the Portfolio are the same as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (9.235% at June 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in preparation of its financial statements.

SECURITY VALUATION: The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security

STATE STREET EQUITY 500 INDEX FUND

JUNE 30, 2005 (UNAUDITED)

transactions consist of the Fund's pro-rata share of the Portfolio's realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by that class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS: Dividends, if any, are declared and paid, at least, annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The tax character of distributions paid to shareholders during the year ended December 31, 2004 was $4,668,088 of ordinary income. The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated for the Fund after the Fund's fiscal year end of December 31, 2005.

FEDERAL INCOME TAXES: The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These book tax differences are primarily due to wash sales loss deferrals.

At December 31, 2004, the Fund had capital loss carry forwards in the amount of $26,378,156, of which $18,165,550, $7,776,419, $78,263, and $357,924 may be utilized to offset future net realized capital gains until expiration dates of December 31, 2009, December 31, 2010, December 31, 2011, and December 31, 2012, respectively. No post-October losses were deferred to the current year.

At June 30, 2005, the cost of investments computed on a book basis was $180,341,690 which approximates cost computed on a federal tax basis, resulting in $40,205,722 of unrealized appreciation.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with generally accepted accounting principles in the United States that require the use of management estimates. Actual results could differ from those estimates.

3.   RELATED PARTY FEES AND TRANSACTIONS

The Portfolio pays a unitary fee of 0.045% of its average daily net assets to State Street Bank & Trust Company ("State Street") for SSgA Funds Management, Inc.'s ("SSgA FM"), a subsidiary of State Street Corporation and an affiliate of State Street, services as the investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating

STATE STREET EQUITY 500 INDEX FUND

JUNE 30, 2005 (UNAUDITED)

expenses of the Portfolio, including ordinary legal and audit expenses). For the period ended June 30, 2005, the Fund's pro-rata share of these expenses amounted to $47,221. State Street is also the administrator for the Fund, the custodian for the Fund's assets, and serves as the transfer agent to the Fund. As compensation for its services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Fund, including ordinary legal and audit expenses), State Street receives a fee at an annual rate of 0.05% of average daily net assets of the Fund. Under this arrangement, the Fund's expenses for the period ended June 30, 2005, amounted to $52,349.

ALPS Distributors, Inc. serves as Distributor (the "Distributor") pursuant to a Distribution Agreement with the Trust.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund may compensate financial intermediaries in connection with the distribution of Administrative and Service shares and for services provided to the Fund's shareholders. The Rule 12b-1 Plan calls for payments at an annual rate of up to 0.25% of average daily net assets for Service shares of the Fund, and an annual rate of up to 0.15% of average daily net assets for Administrative shares of the Fund. For the period ended June 30, 2005, the Fund accrued payments to financial intermediaries pursuant to the Rule 12b-1 plan in the amount of $167,892.

4.   INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

STATE STREET EQUITY 500 INDEX FUND

JUNE 30, 2005 (UNAUDITED)

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

STATE STREET EQUITY 500 INDEX FUND

JUNE 30, 2005 (UNAUDITED)

TRUSTEES

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                    STATE STREET EQUITY 500 INDEX PORTFOLIO
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2005
                                  (UNAUDITED)

STATE STREET EQUITY 500 INDEX PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2005 to June 30, 2005.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the Portfolio's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2005

-------------------------------------------------------------------------------------------------
                                                  BEGINNING         ENDING
                                                ACCOUNT VALUE    ACCOUNT VALUE    EXPENSES PAID
                                               JANUARY 1, 2005   JUNE 30, 2005    DURING PERIOD*
-------------------------------------------------------------------------------------------------
 BASED ON ACTUAL PORTFOLIO RETURN                 $1,000.00        $  985.98          $0.22
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
 BASED ON HYPOTHETICAL
 (5% RETURN BEFORE EXPENSES)                      $1,000.00        $1,024.57          $0.23
-------------------------------------------------------------------------------------------------

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of June 30, 2005 was 0.045%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                         JUNE 30, 2005
----------------------------------------------------------------------------
Common Stocks                                                       97.7%
----------------------------------------------------------------------------
Money Market Funds                                                   4.4
----------------------------------------------------------------------------
U.S. Government Securities                                           0.2
----------------------------------------------------------------------------
Liabilities less cash and other assets                              (2.3)
----------------------------------------------------------------------------
Total                                                              100.0%

----------------------------------------------------------------------------

----------------------------------------------------------------------------
TOP FIVE SECTORS (EXCLUDING SHORT-TERM INVESTMENTS)*           JUNE 30, 2005
Financials                                                          19.9%
----------------------------------------------------------------------------
Information Technology                                              15.0
----------------------------------------------------------------------------
Health Care                                                         12.9
----------------------------------------------------------------------------
Industrials                                                         11.1
----------------------------------------------------------------------------
Consumer Discretionary                                              11.1
----------------------------------------------------------------------------
Total                                                               70.0%
----------------------------------------------------------------------------

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
COMMON STOCKS -- 97.67%
CONSUMER DISCRETIONARY -- 11.07%
AutoNation, Inc.(a)                 48,800    $    1,001
AutoZone, Inc.(a)                   13,987         1,293
Bed Bath & Beyond, Inc.(a)          63,114         2,637
Best Buy Co., Inc.                  63,621         4,361
Big Lots, Inc.(a)                   24,438           324
Black & Decker Corp.                17,033         1,530
Brunswick Corp.                     20,829           902
Carnival Corp.(b)                  112,919         6,160
Centex Corp.(b)                     26,976         1,906
Circuit City Stores, Inc.           41,339           715
Clear Channel Communications,
  Inc.                             108,865         3,367
Coach, Inc.(a)                      81,400         2,733
Comcast Corp.(a)                   471,067        14,462
Cooper Tire & Rubber Co.(b)         12,537           233
Dana Corp.                          32,949           495
Darden Restaurants, Inc.            31,910         1,052
Delphi Corp.(b)                    121,567           565
Dillard's, Inc. Class A(b)          15,253           357
Dollar General Corp.(b)             65,215         1,328
Dow Jones & Co., Inc.(b)            15,326           543
D.R. Horton, Inc.                    3,900           147
Eastman Kodak Co.                   60,837         1,634
eBay, Inc.(a)                      261,920         8,646
Family Dollar Stores, Inc.          36,368           949
Federated Department Stores,
  Inc.                              35,976         2,636
Ford Motor Co.(b)                  390,255         3,996
Fortune Brands, Inc.                30,866         2,741
Gannett Co., Inc.                   53,538         3,808
Gap, Inc.                          161,830         3,196
General Motors Corp.(b)            121,173         4,120
Genuine Parts Co.                   37,793         1,553
Goodyear Tire & Rubber
  Co.(a)(b)                         37,942           565
Harley-Davidson, Inc.               60,838         3,018
Harrah's Entertainment, Inc.        38,233         2,756
Hasbro, Inc.                        36,087           750
Hilton Hotels Corp.                 81,743         1,950
Home Depot, Inc.                   458,457        17,834
International Game Technology       73,352         2,065
Interpublic Group of Cos.,
  Inc.(a)                           91,677         1,117

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
JC Penney & Co., Inc.               56,188    $    2,954
Johnson Controls, Inc.              41,196         2,321
Jones Apparel Group, Inc.           26,679           828
KB HOME                             17,662         1,346
Knight-Ridder, Inc.                 16,291           999
Kohl's Corp.(a)                     69,510         3,886
Leggett & Platt, Inc.               41,354         1,099
Limited Brands                      82,669         1,771
Liz Claiborne, Inc.                 23,541           936
Lowe's Cos., Inc.                  165,023         9,608
Marriot International, Inc.
  Class A                           42,839         2,923
Mattel, Inc.                        89,845         1,644
May Department Stores Co.           65,567         2,633
Maytag Corp.(b)                     17,529           275
McDonald's Corp.                   271,653         7,538
McGraw-Hill, Inc.                   80,026         3,541
Meredith Corp.                       9,847           483
New York Times Co. Class A          31,545           983
Newell Rubbermaid, Inc.(b)          59,621         1,421
News Corp. Class A                 615,700         9,962
NIKE, Inc. Class B                  49,113         4,253
Nordstrom, Inc.                     26,738         1,817
Office Depot, Inc.(a)               67,570         1,543
OfficeMax, Inc.(b)                  14,319           426
Omnicom Group, Inc.                 39,217         3,132
Pulte Homes, Inc.                   25,236         2,126
Radioshack Corp.                    34,353           796
Reebok International, Ltd.          12,071           505
Reynolds American, Inc.(b)          24,740         1,950
Sears Holdings Corp.(a)             21,952         3,290
Sherwin-Williams Co.                27,370         1,289
Snap-On, Inc.(b)                    12,548           430
Stanley Works                       16,332           744
Staples, Inc.                      158,325         3,376
Starbucks Corp.(a)                  83,226         4,300
Starwood Hotels & Resorts
  Worldwide, Inc. Class B           47,312         2,771
Target Corp.                       188,657        10,265
Tiffany & Co.                       31,568         1,034
Time Warner, Inc.(a)             1,000,847        16,724
TJX Cos., Inc.                     100,513         2,448
Toys "R" Us, Inc.(a)                46,669         1,236
Tribune Co.                         63,455         2,232

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
CONSUMER DISCRETIONARY -- (CONTINUED)
Univision Communications, Inc.
  Class A(a)                        63,118    $    1,739
V.F. Corp.                          21,588         1,235
Viacom, Inc. Class B               356,697        11,421
Visteon Corp.                       27,553           166
Walt Disney Co.                    437,373        11,013
Wendy's International, Inc.         24,567         1,171
Whirlpool Corp.                     14,466         1,014
Yum! Brands, Inc.                   62,122         3,235
                                              ----------
                                                 264,277
                                              ----------
CONSUMER STAPLES -- 9.81%
Alberto Culver Co. Class B          18,258           791
Albertson's, Inc.(b)                79,613         1,646
Altria Group, Inc.                 444,464        28,739
Anheuser-Busch Cos., Inc.          165,867         7,588
Archer-Daniels-Midland Co.         132,667         2,836
Avon Products, Inc.                100,548         3,806
Brown-Forman Corp. Class B          19,582         1,184
Campbell Soup Co.                   69,283         2,132
Clorox Co.                          33,010         1,839
Coca-Cola Co.                      484,135        20,213
Coca-Cola Enterprises, Inc.         74,900         1,649
Colgate-Palmolive Co.              111,735         5,577
ConAgra Foods, Inc.                109,746         2,542
Constellation Brands, Inc.
  Class A(a)                         3,700           110
Costco Wholesale Corp.             103,551         4,641
CVS Corp.                          175,484         5,101
General Mills, Inc.                 80,464         3,765
Gillette Co.                       214,844        10,878
H.J. Heinz Co.                      74,520         2,640
Hershey Foods Corp.                 46,608         2,894
Kellogg Co.                         74,829         3,325
Kimberly-Clark Corp.               102,164         6,395
Kroger Co.(a)                      155,822         2,965
McCormick & Co., Inc.               29,400           961
Molson Coors Brewing Co., Class
  B                                 16,744         1,038
Pepsi Bottling Group, Inc.          41,853         1,197
PepsiCo, Inc.                      359,710        19,399
Procter & Gamble Co.               531,122        28,017
Safeway, Inc.(a)                    95,193         2,150
Sara Lee Corp.                     168,217         3,332

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
SuperValu, Inc.                     29,060    $      948
Sysco Corp.                        135,181         4,892
UST Corp.                           35,747         1,632
Wal-Mart Stores, Inc.              717,728        34,595
Walgreen Co.                       218,110        10,031
Wrigley Wm., Jr. Co.                41,616         2,865
                                              ----------
                                                 234,313
                                              ----------
ENERGY -- 8.26%
Amerada Hess Corp.                  18,402         1,960
Anadarko Petroleum Corp.            50,654         4,161
Apache Corp.                        69,830         4,511
Ashland, Inc.                       14,480         1,041
Baker Hughes, Inc.                  72,080         3,688
BJ Services Co.                     34,955         1,834
Burlington Resources, Inc.          82,456         4,555
ChevronTexaco Corp.                450,394        25,186
ConocoPhillips                     297,382        17,097
Devon Energy Corp.                 101,222         5,130
EOG Resources, Inc.                 50,868         2,889
ExxonMobil Corp.                 1,364,402        78,412
Halliburton Co.                    107,586         5,145
Kerr-McGee Corp.                    24,721         1,886
Marathon Oil Corp.                  73,934         3,946
Nabors Industries, Ltd.(a)          32,815         1,989
National Oilwell Varco,
  Inc.(a)(b)                        36,300         1,726
Noble Corp.                         29,323         1,804
Occidental Petroleum Corp.          85,123         6,549
Rowan Cos., Inc.(b)                 23,239           690
Schlumberger, Ltd.                 125,907         9,561
Sunoco, Inc.                        14,928         1,697
Transocean, Inc.(a)                 70,895         3,826
Unocal Corp.                        57,688         3,753
Valero Energy Corp.                 54,700         4,327
                                              ----------
                                                 197,363
                                              ----------
FINANCIALS -- 19.85%
ACE, Ltd.                           60,455         2,711
AFLAC, Inc.                        107,416         4,649
Allstate Corp.                     142,707         8,527
Ambac Financial Group, Inc.         23,047         1,608
American Express Co.               250,573        13,338
American International Group,
  Inc.                             556,783        32,349
AmSouth Bancorp                     75,519         1,964

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
FINANCIALS -- (CONTINUED)
AON Corp.                           68,523    $    1,716
Apartment Investment &
  Management Co. Class A            20,500           839
Archstone-Smith Trust               42,400         1,638
Bank of America Corp.              862,600        39,343
Bank of New York Co., Inc.         166,679         4,797
BB&T Corp.                         117,018         4,677
Bear Stearns Cos., Inc.             24,099         2,505
Capital One Financial Corp.         54,815         4,386
Charles Schwab Corp.               244,493         2,758
Chubb Corp.                         42,539         3,642
Cincinnati Financial Corp.          35,405         1,401
CIT Group, Inc.                     44,800         1,925
Citigroup, Inc.                  1,115,371        51,564
Comerica, Inc.                      36,232         2,094
Compass Bancshares, Inc.(b)         26,600         1,197
Countrywide Financial Corp.        127,386         4,918
E*Trade Financial Corp.(a)          80,600         1,128
Equity Office Properties Trust      85,841         2,841
Equity Residential                  60,107         2,213
Fannie Mae                         206,729        12,073
Federal Home Loan Mortgage
  Corp.                            148,846         9,709
Federated Investors, Inc. Class
  B                                 20,700           621
Fifth Third Bancorp(b)             110,900         4,570
First Horizon National Corp.(b)     26,717         1,127
Franklin Resources, Inc.            42,144         3,244
Golden West Financial Corp.(b)      60,222         3,877
Goldman Sachs Group, Inc.           94,400         9,631
Hartford Financial Services
  Group, Inc.                       63,088         4,718
Huntington Bancshares, Inc.(b)      50,054         1,208
J.P. Morgan Chase & Co.            755,219        26,674
Janus Capital Group, Inc.           48,419           728
Jefferson-Pilot Corp.               29,560         1,490
KeyCorp                             86,509         2,868
Lehman Brothers Holdings, Inc.      58,918         5,849
Lincoln National Corp.              37,731         1,770
Loews Corp.                         34,414         2,667
M & T Bank Corp.                    21,200         2,229
Marsh & McLennan Cos., Inc.        112,736         3,123
Marshall & Ilsley Corp.             44,892         1,995

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
MBIA, Inc.                          28,958    $    1,718
MBNA Corp.                         270,802         7,084
Mellon Financial Corp.              90,223         2,589
Merrill Lynch & Co., Inc.          201,927        11,108
MetLife, Inc.                      156,407         7,029
MGIC Investment Corp.               20,162         1,315
Moody's Corp.                       58,430         2,627
Morgan Stanley                     234,043        12,280
National City Corp.                126,691         4,323
North Fork Bancorp, Inc.           104,435         2,934
Northern Trust Corp.                43,940         2,003
Plum Creek Timber Co., Inc.         39,780         1,444
PNC Financial Services Group,
  Inc.                              60,247         3,281
Principal Financial Group, Inc.     62,750         2,629
Progressive Corp.(b)                42,447         4,194
ProLogis                            39,000         1,569
Providian Financial Corp.(a)        63,473         1,119
Prudential Financial, Inc.         111,900         7,347
Regions Financial Corp.             99,009         3,354
SAFECO Corp.                        27,464         1,492
Simon Property Group, Inc.          47,163         3,419
SLM Corp.                           89,642         4,554
Sovereign Bancorp, Inc.             77,900         1,740
St. Paul Travelers Cos., Inc.      143,425         5,670
State Street Corp.(c)               71,125         3,432
SunTrust Banks, Inc.                72,672         5,250
Synovus Financial Corp.             67,004         1,921
T. Rowe Price Group, Inc.           26,790         1,677
Torchmark Corp.                     22,276         1,163
U.S. Bancorp                       391,461        11,431
UnumProvident Corp.(b)              64,235         1,177
Wachovia Corp.                     336,686        16,700
Washington Mutual, Inc.            189,313         7,703
Wells Fargo Co.                    362,311        22,311
XL Capital, Ltd. Class A            29,532         2,198
Zions Bancorp                       19,419         1,428
                                              ----------
                                                 474,112
                                              ----------
HEALTH CARE -- 12.91%
Abbott Laboratories                331,167        16,231
Aetna, Inc.                         62,064         5,140
Allergan, Inc.                      27,891         2,377
AmerisourceBergen Corp.             22,816         1,578
Amgen, Inc.(a)                     264,275        15,978

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
HEALTH CARE -- (CONTINUED)
Applera Corp. -- Applied
  Biosystems Group                  42,467    $      835
Bausch & Lomb, Inc.                 11,625           965
Baxter International, Inc.         132,726         4,924
Becton, Dickinson & Co.             53,829         2,824
Biogen Idec, Inc.(a)                75,473         2,600
Biomet, Inc.                        53,741         1,862
Boston Scientific Corp.(a)         160,196         4,325
Bristol-Myers Squibb Co.           417,317        10,425
C.R. Bard, Inc.                     22,694         1,509
Cardinal Health, Inc.               91,466         5,267
Caremark Rx, Inc.(a)                96,908         4,314
Chiron Corp.(a)                     31,244         1,090
CIGNA Corp.                         27,989         2,996
Eli Lilly & Co.                    241,997        13,482
Express Scripts, Inc.(a)            31,700         1,584
Forest Laboratories, Inc.(a)        72,706         2,825
Genzyme Corp.(a)                    55,005         3,305
Gilead Sciences, Inc.(a)            96,800         4,258
Guidant Corp.                       68,864         4,635
HCA, Inc.                           90,759         5,143
Health Management Associates,
  Inc. Class A                      52,698         1,380
Hospira, Inc.(a)                    33,036         1,288
Humana, Inc.(a)                     34,425         1,368
IMS Health, Inc.                    48,381         1,198
Johnson & Johnson                  637,746        41,453
King Pharmaceuticals, Inc.(a)       52,332           545
Laboratory Corp. of America
  Holdings(a)                       29,200         1,457
Manor Care, Inc.                    18,651           741
McKesson Corp.                      63,631         2,850
Medco Health Solutions, Inc.(a)     58,672         3,131
MedImmune, Inc.(a)                  53,965         1,442
Medtronic, Inc.                    258,402        13,383
Merck & Co., Inc.                  470,603        14,495
Millipore Corp.(a)                  10,728           609
Mylan Laboratories Inc.             58,200         1,120
Pfizer, Inc.                     1,594,574        43,978
Quest Diagnostics Inc.              39,400         2,099
Schering-Plough Corp.              316,124         6,025
St. Jude Medical, Inc.(a)           76,894         3,353

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
Stryker Corp.                       79,908    $    3,800
Tenet Healthcare Corp.(a)          101,109         1,238
UnitedHealth Group, Inc.           270,468        14,102
Watson Pharmaceuticals, Inc.(a)     23,703           701
Wellpoint, Inc.(a)                 132,078         9,198
Wyeth                              288,031        12,817
Zimmer Holdings, Inc.(a)            52,720         4,016
                                              ----------
                                                 308,259
                                              ----------
INDUSTRIALS -- 11.12%
3M Co.                             164,384        11,885
Allied Waste Industries,
  Inc.(a)(b)                        59,067           468
American Power Conversion
  Corp.                             38,867           917
American Standard Cos., Inc.        38,221         1,602
Apollo Group, Inc.(a)               35,275         2,759
Avery Dennison Corp.                22,070         1,169
Boeing Co.                         176,445        11,645
Burlington Northern Santa Fe
  Corp.                             80,950         3,811
Caterpillar, Inc.                   73,185         6,975
Cendant Corp.                      225,922         5,054
Cintas Corp.                        32,282         1,246
Cooper Industries, Ltd.             19,921         1,273
CSX Corp.                           45,824         1,955
Cummins, Inc.(b)                     9,173           684
Danaher Corp.                       58,626         3,069
Deere & Co.                         52,641         3,447
Delta Air Lines, Inc.(a)(b)         30,193           114
Dover Corp.                         44,013         1,601
Eaton Corp.                         32,178         1,927
Emerson Electric Co.                89,035         5,576
Equifax, Inc.                       27,769           992
FedEx Corp.                         64,546         5,229
Fluor Corp.                         18,106         1,043
General Dynamics Corp.              42,806         4,689
General Electric Co.(d)          2,273,123        78,764
Goodrich Co.                        25,755         1,055
H&R Block, Inc.                     35,710         2,084
Honeywell International, Inc.      182,442         6,683
Illinois Tool Works, Inc.           58,264         4,643
Ingersoll-Rand Co. Class A          36,050         2,572
ITT Industries, Inc.                19,602         1,914
L-3 Communications Holdings,
  Inc.                              24,900         1,907
Lockheed Martin Corp.               85,971         5,577

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
INDUSTRIALS -- (CONTINUED)
Masco Corp.                         92,674    $    2,943
Monster Worldwide, Inc.(a)          25,792           740
Navistar International Corp.(a)     14,280           457
Norfolk Southern Corp.              85,261         2,640
Northrop Grumman Corp.              76,778         4,242
PACCAR, Inc.                        36,970         2,514
Pall Corp.(b)                       26,774           813
Parker-Hannifin Corp.               25,923         1,608
Pitney Bowes, Inc.                  49,139         2,140
R.R. Donnelley & Sons Co.           46,660         1,610
Raytheon Co.                        96,614         3,780
Robert Half International, Inc.     35,014           874
Rockwell Automation, Inc.           37,820         1,842
Rockwell Collins, Inc.              38,219         1,822
Ryder Systems, Inc.                 13,980           512
Southwest Airlines Co.(b)          156,740         2,183
Textron, Inc.                       29,175         2,213
Tyco International, Ltd.           434,548        12,689
Union Pacific Corp.                 55,640         3,605
United Parcel Service, Inc.
  Class B                          237,900        16,453
United Technologies Corp.          218,714        11,231
W.W. Grainger, Inc.                 18,109           992
Waste Management, Inc.             121,179         3,434
                                              ----------
                                                 265,666
                                              ----------
INFORMATION TECHNOLOGY -- 14.96%
ADC Telecommunications,
  Inc.(a)(b)                        25,018           545
Adobe Systems, Inc.                103,742         2,969
Advanced Micro Devices, Inc.(a)     83,484         1,448
Affiliated Computer Services,
  Inc.(a)                           27,400         1,400
Agilent Technologies, Inc.(a)       91,927         2,116
Altera Corp.(a)                     79,078         1,567
Analog Devices, Inc.                79,361         2,961
Andrew Corp.(a)                     34,827           444
Apple Computer, Inc.(a)            175,192         6,449
Applied Materials, Inc.            351,161         5,682
Applied Micro Circuits Corp.(a)     68,042           174
Autodesk, Inc.                      48,730         1,675
Automatic Data Processing, Inc.    124,938         5,244
Avaya, Inc.(a)                     103,715           863
BMC Software, Inc.(a)               48,036           862

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
Broadcom Corp.(a)                   61,846    $    2,196
CIENA Corp.(a)(b)                  126,088           263
Cisco Systems, Inc.(a)           1,371,759        26,214
Citrix Systems, Inc.(a)(b)          36,853           798
Computer Associates
  International, Inc.              113,344         3,115
Computer Sciences Corp.(a)          39,282         1,717
Compuware Corp.(a)                  84,057           604
Comverse Technology, Inc.(a)        42,838         1,013
Convergys Corp.(a)                  30,805           438
Corning, Inc.(a)                   310,585         5,162
Dell, Inc.(a)                      519,991        20,545
Electronic Arts, Inc.(a)            65,600         3,714
Electronic Data Systems Corp.      111,386         2,144
EMC Corp.(a)                       513,541         7,041
First Data Corp.                   166,304         6,675
Fiserv, Inc.(a)                     40,847         1,754
Fisher Scientific
  International, Inc.(a)            25,400         1,648
Freescale Semiconductor,
  Inc.(a)                           86,808         1,839
Gateway, Inc.(a)(b)                 65,065           215
Hewlett-Packard Co.                616,519        14,494
Intel Corp.                      1,324,303        34,511
International Business Machines
  Corp.                            346,318        25,697
Intuit, Inc.(a)                     40,051         1,807
Jabil Circuit, Inc.(a)              38,813         1,193
JDS Uniphase Corp.(a)(b)           312,419           475
KLA-Tencor Corp.                    42,364         1,851
Lexmark International Group,
  Inc. Class A(a)                   26,902         1,744
Linear Technology Corp.             65,375         2,399
LSI Logic Corp.(a)(b)               84,935           721
Lucent Technologies, Inc.(a)(b)    943,172         2,745
Maxim Integrated Products, Inc.     69,556         2,658
Mercury Interactive Corp.(a)        18,248           700
Micron Technology, Inc.(a)         132,632         1,354
Microsoft Corp.(d)               2,154,304        53,513
Molex, Inc.(b)                      36,210           943
Motorola, Inc.                     523,598         9,561
National Semiconductor Corp.        74,518         1,642
NCR Corp.(a)                        40,384         1,418
Network Appliance, Inc.(a)          77,867         2,201

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
INFORMATION TECHNOLOGY -- (CONTINUED)
Novell, Inc.(a)(b)                  82,542    $      512
Novellus Systems, Inc.(a)           30,569           755
NVIDIA Corp.(a)                     35,951           961
Oracle Corp.(a)                    944,438        12,467
Parametric Technology Corp.(a)      58,241           372
Paychex, Inc.                       75,627         2,461
PerkinElmer, Inc.                   28,357           536
PMC-Sierra, Inc.(a)(b)              38,624           360
QLogic Corp.(a)                     20,045           619
QUALCOMM, Inc.                     348,878        11,516
Sabre Holdings Corp. Class A(b)     28,424           567
Sanmina-SCI Corp.(a)               112,858           617
Scientific-Atlanta, Inc.            32,168         1,070
Siebel Systems, Inc.(a)(b)         110,658           985
Solectron Corp.(a)                 210,214           797
Sun Microsystems, Inc.(a)          718,988         2,682
SunGard Data Systems, Inc.(a)       61,450         2,161
Symantec Corp.(a)                  151,200         3,287
Symbol Technologies, Inc.           52,185           515
Tektronix, Inc.                     19,529           454
Tellabs, Inc.(a)                    95,775           833
Teradyne, Inc.(a)(b)                42,792           512
Texas Instruments, Inc.            356,203         9,999
Thermo Electron Corp.(a)            34,829           936
Unisys Corp.(a)                     72,779           461
VERITAS Software Corp.(a)           89,783         2,191
Waters Corp.(a)                     25,057           931
Xerox Corp.(a)                     203,842         2,811
Xilinx, Inc.                        74,104         1,890
Yahoo!, Inc.(a)                    282,780         9,798
                                              ----------
                                                 357,177
                                              ----------
MATERIALS -- 2.84%
Air Products & Chemicals, Inc.      48,489         2,924
Alcoa, Inc.                        186,646         4,877
Allegheny Technologies, Inc.        19,329           426
Ball Corp.                          23,770           855
Bemis Co., Inc.                     23,128           614
Dow Chemical Co.                   205,999         9,173
E.I. Du Pont de Nemours & Co.      212,939         9,158
Eastman Chemical Co.                16,862           930
Ecolab, Inc.                        46,826         1,515
Engelhard Corp.                     26,530           757

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
Freeport-McMoRan Copper & Gold,
  Inc. Class B                      38,614    $    1,446
Georgia-Pacific Group               55,940         1,779
Great Lakes Chemical Corp.          11,403           359
Hercules, Inc.(a)                   24,698           349
International Flavors &
  Fragrances, Inc.                  19,104           692
International Paper Co.            104,456         3,156
Louisiana-Pacific Corp.             23,859           586
MeadWestvaco Corp.                  39,988         1,121
Monsanto Co.                        56,746         3,568
Newmont Mining Corp.                94,642         3,694
Nucor Corp.(b)                      34,404         1,569
Pactiv Corp.(a)                     32,164           694
Phelps Dodge Corp.                  20,505         1,897
PPG Industries, Inc.                36,890         2,315
Praxair, Inc.                       68,720         3,202
Rohm & Haas Co.                     41,296         1,914
Sealed Air Corp.(a)                 18,036           898
Sigma-Aldrich Corp.                 14,893           835
Temple-Inland, Inc.                 28,228         1,049
United States Steel Corp.(b)        24,602           846
Vulcan Materials Co.                22,096         1,436
Weyerhaeuser Co.                    51,724         3,292
                                              ----------
                                                  67,926
                                              ----------
TELECOMMUNICATION SERVICES -- 3.11%
ALLTEL Corp.                        70,098         4,366
AT&T Corp.                         170,547         3,247
BellSouth Corp.                    391,228        10,395
CenturyTel, Inc.(b)                 29,108         1,008
Citizens Communications Co.         72,677           977
Nextel Communications, Inc.
  Class A(a)                       240,536         7,772
Qwest Communications
  International, Inc.(a)(b)        354,222         1,314
SBC Communications, Inc.           705,804        16,763
Sprint Corp. (Fon Group)           315,523         7,916
Verizon Communications, Inc.       591,898        20,450
                                              ----------
                                                  74,208
                                              ----------
UTILITIES -- 3.74%
AES Corp.(a)                       137,914         2,259
Allegheny Energy, Inc.(a)(b)        33,899           855

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
UTILITIES -- (CONTINUED)
Ameren Corp.                        43,542    $    2,408
American Electric Power Co.,
  Inc.                              81,654         3,011
Calpine Corp.(a)(b)                115,752           394
CenterPoint Energy, Inc.(b)         62,493           826
Cinergy Corp.                       41,358         1,854
CMS Energy Corp.(a)                 46,605           702
Consolidated Edison, Inc.(b)        51,622         2,418
Constellation Energy Group,
  Inc.                              38,103         2,198
Dominion Resources, Inc.            72,987         5,356
DTE Energy Co.(b)                   37,646         1,761
Duke Energy Corp.(b)               197,977         5,886
Dynegy Inc. Class A(a)(b)           71,630           348
Edison International                69,362         2,813
El Paso Corp.                      138,994         1,601
Entergy Corp.                       45,443         3,433
Exelon Corp.(b)                    142,578         7,319
FirstEnergy Corp.                   70,312         3,383
FPL Group, Inc.                     83,378         3,507
KeySpan Corp.                       38,506         1,567
Kinder Morgan, Inc.                 23,138         1,925
Nicor, Inc.(b)                       9,913           408
NiSource, Inc.                      58,567         1,448
Peoples Energy Corp.(b)              8,131           353
PG&E Corp.                          80,823         3,034
Pinnacle West Capital Corp.         22,381           995
PPL Corp.                           40,268         2,391
Progress Energy, Inc.               52,608         2,380
Public Service Enterprise
  Group, Inc.                       50,722         3,085
Sempra Energy                       51,389         2,123
Southern Co.(b)                    159,158         5,518
TECO Energy, Inc.(b)                43,276           818
TXU Corp.                           51,248         4,258
Williams Cos., Inc.                121,337         2,305

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
Xcel Energy, Inc.(b)                86,697    $    1,692
XTO Energy, Inc.                    77,400         2,631
                                              ----------
                                                  89,263
                                              ----------
TOTAL COMMON STOCKS
  (Cost $1,754,156,825)                        2,332,564
                                              ----------
                                    PAR
                                   AMOUNT
                                   (000)
                                 ----------
U.S. GOVERNMENT SECURITIES -- 0.18%
United States Treasury Bill
  2.94% due 09/08/05(d)(e)       $   4,299         4,275
                                              ----------
TOTAL U.S. GOVERNMENT
  SECURITIES
  (Cost $4,274,775)                                4,275
                                              ----------
                                  SHARES
                                   (000)
                                 ---------
MONEY MARKET FUNDS -- 4.38%
AIM Short Term Investment Prime
  Portfolio                         47,010    $   47,010
Federated Money Market
  Obligations Trust                    493           493
State Street Navigator
  Securities Lending Prime
  Portfolio(c)(f)                   57,114        57,114
                                              ----------
TOTAL MONEY MARKET FUNDS
  (Cost $104,616,509)                            104,617
                                              ----------
TOTAL INVESTMENT -- 102.23%
  (identified cost
    $1,863,048,109)                            2,441,456
LIABILITIES IN EXCESS OF
  ASSETS -- (2.23)%                              (53,194)
                                              ----------
NET ASSETS -- 100.00%                         $2,388,262
                                              ==========

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

---------------
(a) Non-income producing security.
(b) All or a portion of these securities were on loan at June 30, 2005.
(c) Affiliated issuer. See table that follows for more information.
(d) Security held as collateral in relation to initial margin requirements on futures contracts.
(e) Rate represents annualized yield at date of purchase.
(f) Security represents investment made with cash collateral received from securities loaned.

                                                                           UNREALIZED
                                                              NUMBER OF   DEPRECIATION
                                                              CONTRACTS      (000)
                                                              ---------   ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures Contracts (long) Expiration date
  09/2005                                                        326         $(554)
Total unrealized depreciation on open futures contracts
  purchased                                                                  $(554)
                                                                             =====

                        NUMBER OF     SHARES PURCHASED     SHARES SOLD FOR      NUMBER OF    INCOME EARNED FOR
                       SHARES HELD   FOR THE SIX MONTHS     THE SIX MONTHS     SHARES HELD     THE SIX MONTHS     REALIZED GAIN
SECURITY DESCRIPTION    12/31/04       ENDED 6/30/05        ENDED 6/30/05      AT 6/30/05      ENDED 6/30/05      ON SHARES SOLD
--------------------   -----------   ------------------   ------------------   -----------   ------------------   --------------
State Street Corp.         79,225             4,900               13,000           71,125         $27,005            $34,285
State Street
  Navigator
  Securities Lending
  Prime Portfolio      98,441,667       598,669,698          639,997,857       57,113,508         $55,134                 --

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)
(Amounts in thousands)

ASSETS
  Investments in unaffiliated issuers at market (identified
     cost $1,803,603) -- including $55,292 of securities
     loaned (Note 2)                                          $2,380,910
  Investments in non-controlled affiliates at market
     (identified cost $59,445) (Note 4)                           60,546
                                                              ----------
                                                               2,441,456
Receivables:
  Investment securities sold                                       8,196
  Dividends and Interest                                           2,921
                                                              ----------
     Total assets                                              2,452,573
LIABILITIES
Payables:
  Investment securities purchased                                  6,760
  Daily variation margin on futures contracts                        346
  Due upon return of securities loaned                            57,114
  Management fees (Note 4)                                            91
                                                              ----------
     Total liabilities                                            64,311
                                                              ----------
NET ASSETS                                                    $2,388,262
                                                              ==========
COMPOSITION OF NET ASSETS
Paid-in capital                                               $1,810,408
Net unrealized appreciation on investments and futures
  contracts                                                      577,854
                                                              ----------
NET ASSETS                                                    $2,388,262
                                                              ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
(Amounts in thousands)

INVESTMENT INCOME
  Dividend income -- unaffiliated issuers                                $ 22,773
  Dividend income -- non-controlled affiliated issuer                          27
  Interest                                                                    720
  Security lending income (Notes 2 and 4)                                      55
                                                                         --------
     Total Investment Income                                               23,575
EXPENSES
  Management fees (Note 4)                                    $    577
                                                              --------
     Total Expenses                                                           577
                                                                         --------
NET INVESTMENT INCOME                                                      22,998
                                                                         --------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments -- unaffiliated issuers                          (15,136)
  Investments -- non-controlled affiliated issuer                   34
  Futures contracts                                                (43)
                                                              --------
                                                                          (15,145)
Net change in net unrealized depreciation on:
  Investments                                                  (38,334)
  Futures contracts                                             (1,627)
                                                              --------
                                                                          (39,961)
                                                                         --------
Net realized and unrealized loss                                          (55,106)
                                                                         --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $(32,108)
                                                                         ========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                               For the
                                                           Six Months Ended        For the
                                                            June 30, 2005        Year Ended
                                                             (Unaudited)      December 31, 2004
                                                           ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                       $   22,998         $   52,658
  Net realized loss on investments and futures contracts         (15,145)           (26,489)
  Net change in net unrealized appreciation
     (depreciation)                                              (39,961)           249,898
                                                              ----------         ----------
     Net increase (decrease) in net assets resulting from
       operations                                                (32,108)           276,067
                                                              ----------         ----------

CAPITAL TRANSACTIONS
  Proceeds from contributions                                    168,779            331,241
  Fair value of withdrawals                                     (278,027)          (481,557)
  Withdrawals in-kind                                           (237,848)           (72,956)
                                                              ----------         ----------
     Net decrease in net assets from capital transactions       (347,097)          (223,272)
                                                              ----------         ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                     (379,205)            52,795

NET ASSETS
Beginning of period                                            2,767,467          2,714,672
                                                              ----------         ----------
End of period                                                 $2,388,262         $2,767,467
                                                              ==========         ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                For the
                              Six Months
                                 Ended          Year         Year         Year         Year        Period
                                6/30/05        Ended        Ended        Ended        Ended        Ended
                              (Unaudited)     12/31/04     12/31/03     12/31/02     12/31/01    12/31/00*
                              -----------    ----------   ----------   ----------   ----------   ----------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period
    (in thousands)            $2,388,262     $2,767,467   $2,714,672   $1,992,548   $2,692,298   $2,957,271
  Ratios to average net
    assets:
    Operating expenses             0.045%+        0.045%       0.045%       0.045%       0.045%       0.045%+
    Net investment income           1.79%+         1.97%        1.74%        1.57%        1.34%        1.14%+
    Portfolio turnover
      rate**                           5%++           9%          12%          13%          14%          18%++
    Total return(a)                (1.40)%++      10.86%       28.62%      (22.16)%     (11.94)%      (2.41)%++

---------------
*   The portfolio commenced operations on March 1, 2000.
**  The portfolio turnover rate excludes in-kind security transactions.
+   Annualized
++  Not Annualized
(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

1.   ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2004, only the Portfolio, State Street MSCI(R) EAFE(R) Index and State Street Money Market Portfolio had commenced operations. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities, sovereign debt, or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

For the six months ended June 30, 2005, the earned income for the Portfolio and State Street was $55,134 and $18,378, respectively.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2005, the value of the securities loaned amounted to $55,291,766. The loans were collateralized with cash of $57,113,508, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), an affiliated investment company.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3.   SECURITIES TRANSACTIONS

For the six months ended June 30, 2005, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind withdrawals, aggregated to $128,439,515 and $207,485,972, respectively. The aggregate value of in-kind withdrawals was $237,847,807.

At June 30, 2005, the book cost of investments was $1,863,048,109 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $710,637,366 and $132,229,246, respectively, resulting in net appreciation of $578,408,120 for all securities as computed on a federal income tax basis.

4.   RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA FM. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

the S&P 500(R) Index. The market value of each of these investments at June 30, 2005 is listed in the Portfolio of Investments.

5.   INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                    STATE STREET EQUITY 500 INDEX PORTFOLIO
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2005
                                  (UNAUDITED)

STATE STREET EQUITY 500 INDEX PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2005 to June 30, 2005.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the Portfolio's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2005

-------------------------------------------------------------------------------------------------
                                                  BEGINNING         ENDING
                                                ACCOUNT VALUE    ACCOUNT VALUE    EXPENSES PAID
                                               JANUARY 1, 2005   JUNE 30, 2005    DURING PERIOD*
-------------------------------------------------------------------------------------------------
 BASED ON ACTUAL PORTFOLIO RETURN                 $1,000.00        $  985.98          $0.22
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
 BASED ON HYPOTHETICAL
 (5% RETURN BEFORE EXPENSES)                      $1,000.00        $1,024.57          $0.23
-------------------------------------------------------------------------------------------------

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of June 30, 2005 was 0.045%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                         JUNE 30, 2005
----------------------------------------------------------------------------
Common Stocks                                                       97.7%
----------------------------------------------------------------------------
Money Market Funds                                                   4.4
----------------------------------------------------------------------------
U.S. Government Securities                                           0.2
----------------------------------------------------------------------------
Liabilities less cash and other assets                              (2.3)
----------------------------------------------------------------------------
Total                                                              100.0%

----------------------------------------------------------------------------

----------------------------------------------------------------------------
TOP FIVE SECTORS (EXCLUDING SHORT-TERM INVESTMENTS)*           JUNE 30, 2005
Financials                                                          19.9%
----------------------------------------------------------------------------
Information Technology                                              15.0
----------------------------------------------------------------------------
Health Care                                                         12.9
----------------------------------------------------------------------------
Industrials                                                         11.1
----------------------------------------------------------------------------
Consumer Discretionary                                              11.1
----------------------------------------------------------------------------
Total                                                               70.0%
----------------------------------------------------------------------------

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
COMMON STOCKS -- 97.67%
CONSUMER DISCRETIONARY -- 11.07%
AutoNation, Inc.(a)                 48,800    $    1,001
AutoZone, Inc.(a)                   13,987         1,293
Bed Bath & Beyond, Inc.(a)          63,114         2,637
Best Buy Co., Inc.                  63,621         4,361
Big Lots, Inc.(a)                   24,438           324
Black & Decker Corp.                17,033         1,530
Brunswick Corp.                     20,829           902
Carnival Corp.(b)                  112,919         6,160
Centex Corp.(b)                     26,976         1,906
Circuit City Stores, Inc.           41,339           715
Clear Channel Communications,
  Inc.                             108,865         3,367
Coach, Inc.(a)                      81,400         2,733
Comcast Corp.(a)                   471,067        14,462
Cooper Tire & Rubber Co.(b)         12,537           233
Dana Corp.                          32,949           495
Darden Restaurants, Inc.            31,910         1,052
Delphi Corp.(b)                    121,567           565
Dillard's, Inc. Class A(b)          15,253           357
Dollar General Corp.(b)             65,215         1,328
Dow Jones & Co., Inc.(b)            15,326           543
D.R. Horton, Inc.                    3,900           147
Eastman Kodak Co.                   60,837         1,634
eBay, Inc.(a)                      261,920         8,646
Family Dollar Stores, Inc.          36,368           949
Federated Department Stores,
  Inc.                              35,976         2,636
Ford Motor Co.(b)                  390,255         3,996
Fortune Brands, Inc.                30,866         2,741
Gannett Co., Inc.                   53,538         3,808
Gap, Inc.                          161,830         3,196
General Motors Corp.(b)            121,173         4,120
Genuine Parts Co.                   37,793         1,553
Goodyear Tire & Rubber
  Co.(a)(b)                         37,942           565
Harley-Davidson, Inc.               60,838         3,018
Harrah's Entertainment, Inc.        38,233         2,756
Hasbro, Inc.                        36,087           750
Hilton Hotels Corp.                 81,743         1,950
Home Depot, Inc.                   458,457        17,834
International Game Technology       73,352         2,065
Interpublic Group of Cos.,
  Inc.(a)                           91,677         1,117

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
JC Penney & Co., Inc.               56,188    $    2,954
Johnson Controls, Inc.              41,196         2,321
Jones Apparel Group, Inc.           26,679           828
KB HOME                             17,662         1,346
Knight-Ridder, Inc.                 16,291           999
Kohl's Corp.(a)                     69,510         3,886
Leggett & Platt, Inc.               41,354         1,099
Limited Brands                      82,669         1,771
Liz Claiborne, Inc.                 23,541           936
Lowe's Cos., Inc.                  165,023         9,608
Marriot International, Inc.
  Class A                           42,839         2,923
Mattel, Inc.                        89,845         1,644
May Department Stores Co.           65,567         2,633
Maytag Corp.(b)                     17,529           275
McDonald's Corp.                   271,653         7,538
McGraw-Hill, Inc.                   80,026         3,541
Meredith Corp.                       9,847           483
New York Times Co. Class A          31,545           983
Newell Rubbermaid, Inc.(b)          59,621         1,421
News Corp. Class A                 615,700         9,962
NIKE, Inc. Class B                  49,113         4,253
Nordstrom, Inc.                     26,738         1,817
Office Depot, Inc.(a)               67,570         1,543
OfficeMax, Inc.(b)                  14,319           426
Omnicom Group, Inc.                 39,217         3,132
Pulte Homes, Inc.                   25,236         2,126
Radioshack Corp.                    34,353           796
Reebok International, Ltd.          12,071           505
Reynolds American, Inc.(b)          24,740         1,950
Sears Holdings Corp.(a)             21,952         3,290
Sherwin-Williams Co.                27,370         1,289
Snap-On, Inc.(b)                    12,548           430
Stanley Works                       16,332           744
Staples, Inc.                      158,325         3,376
Starbucks Corp.(a)                  83,226         4,300
Starwood Hotels & Resorts
  Worldwide, Inc. Class B           47,312         2,771
Target Corp.                       188,657        10,265
Tiffany & Co.                       31,568         1,034
Time Warner, Inc.(a)             1,000,847        16,724
TJX Cos., Inc.                     100,513         2,448
Toys "R" Us, Inc.(a)                46,669         1,236
Tribune Co.                         63,455         2,232

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
CONSUMER DISCRETIONARY -- (CONTINUED)
Univision Communications, Inc.
  Class A(a)                        63,118    $    1,739
V.F. Corp.                          21,588         1,235
Viacom, Inc. Class B               356,697        11,421
Visteon Corp.                       27,553           166
Walt Disney Co.                    437,373        11,013
Wendy's International, Inc.         24,567         1,171
Whirlpool Corp.                     14,466         1,014
Yum! Brands, Inc.                   62,122         3,235
                                              ----------
                                                 264,277
                                              ----------
CONSUMER STAPLES -- 9.81%
Alberto Culver Co. Class B          18,258           791
Albertson's, Inc.(b)                79,613         1,646
Altria Group, Inc.                 444,464        28,739
Anheuser-Busch Cos., Inc.          165,867         7,588
Archer-Daniels-Midland Co.         132,667         2,836
Avon Products, Inc.                100,548         3,806
Brown-Forman Corp. Class B          19,582         1,184
Campbell Soup Co.                   69,283         2,132
Clorox Co.                          33,010         1,839
Coca-Cola Co.                      484,135        20,213
Coca-Cola Enterprises, Inc.         74,900         1,649
Colgate-Palmolive Co.              111,735         5,577
ConAgra Foods, Inc.                109,746         2,542
Constellation Brands, Inc.
  Class A(a)                         3,700           110
Costco Wholesale Corp.             103,551         4,641
CVS Corp.                          175,484         5,101
General Mills, Inc.                 80,464         3,765
Gillette Co.                       214,844        10,878
H.J. Heinz Co.                      74,520         2,640
Hershey Foods Corp.                 46,608         2,894
Kellogg Co.                         74,829         3,325
Kimberly-Clark Corp.               102,164         6,395
Kroger Co.(a)                      155,822         2,965
McCormick & Co., Inc.               29,400           961
Molson Coors Brewing Co., Class
  B                                 16,744         1,038
Pepsi Bottling Group, Inc.          41,853         1,197
PepsiCo, Inc.                      359,710        19,399
Procter & Gamble Co.               531,122        28,017
Safeway, Inc.(a)                    95,193         2,150
Sara Lee Corp.                     168,217         3,332

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
SuperValu, Inc.                     29,060    $      948
Sysco Corp.                        135,181         4,892
UST Corp.                           35,747         1,632
Wal-Mart Stores, Inc.              717,728        34,595
Walgreen Co.                       218,110        10,031
Wrigley Wm., Jr. Co.                41,616         2,865
                                              ----------
                                                 234,313
                                              ----------
ENERGY -- 8.26%
Amerada Hess Corp.                  18,402         1,960
Anadarko Petroleum Corp.            50,654         4,161
Apache Corp.                        69,830         4,511
Ashland, Inc.                       14,480         1,041
Baker Hughes, Inc.                  72,080         3,688
BJ Services Co.                     34,955         1,834
Burlington Resources, Inc.          82,456         4,555
ChevronTexaco Corp.                450,394        25,186
ConocoPhillips                     297,382        17,097
Devon Energy Corp.                 101,222         5,130
EOG Resources, Inc.                 50,868         2,889
ExxonMobil Corp.                 1,364,402        78,412
Halliburton Co.                    107,586         5,145
Kerr-McGee Corp.                    24,721         1,886
Marathon Oil Corp.                  73,934         3,946
Nabors Industries, Ltd.(a)          32,815         1,989
National Oilwell Varco,
  Inc.(a)(b)                        36,300         1,726
Noble Corp.                         29,323         1,804
Occidental Petroleum Corp.          85,123         6,549
Rowan Cos., Inc.(b)                 23,239           690
Schlumberger, Ltd.                 125,907         9,561
Sunoco, Inc.                        14,928         1,697
Transocean, Inc.(a)                 70,895         3,826
Unocal Corp.                        57,688         3,753
Valero Energy Corp.                 54,700         4,327
                                              ----------
                                                 197,363
                                              ----------
FINANCIALS -- 19.85%
ACE, Ltd.                           60,455         2,711
AFLAC, Inc.                        107,416         4,649
Allstate Corp.                     142,707         8,527
Ambac Financial Group, Inc.         23,047         1,608
American Express Co.               250,573        13,338
American International Group,
  Inc.                             556,783        32,349
AmSouth Bancorp                     75,519         1,964

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
FINANCIALS -- (CONTINUED)
AON Corp.                           68,523    $    1,716
Apartment Investment &
  Management Co. Class A            20,500           839
Archstone-Smith Trust               42,400         1,638
Bank of America Corp.              862,600        39,343
Bank of New York Co., Inc.         166,679         4,797
BB&T Corp.                         117,018         4,677
Bear Stearns Cos., Inc.             24,099         2,505
Capital One Financial Corp.         54,815         4,386
Charles Schwab Corp.               244,493         2,758
Chubb Corp.                         42,539         3,642
Cincinnati Financial Corp.          35,405         1,401
CIT Group, Inc.                     44,800         1,925
Citigroup, Inc.                  1,115,371        51,564
Comerica, Inc.                      36,232         2,094
Compass Bancshares, Inc.(b)         26,600         1,197
Countrywide Financial Corp.        127,386         4,918
E*Trade Financial Corp.(a)          80,600         1,128
Equity Office Properties Trust      85,841         2,841
Equity Residential                  60,107         2,213
Fannie Mae                         206,729        12,073
Federal Home Loan Mortgage
  Corp.                            148,846         9,709
Federated Investors, Inc. Class
  B                                 20,700           621
Fifth Third Bancorp(b)             110,900         4,570
First Horizon National Corp.(b)     26,717         1,127
Franklin Resources, Inc.            42,144         3,244
Golden West Financial Corp.(b)      60,222         3,877
Goldman Sachs Group, Inc.           94,400         9,631
Hartford Financial Services
  Group, Inc.                       63,088         4,718
Huntington Bancshares, Inc.(b)      50,054         1,208
J.P. Morgan Chase & Co.            755,219        26,674
Janus Capital Group, Inc.           48,419           728
Jefferson-Pilot Corp.               29,560         1,490
KeyCorp                             86,509         2,868
Lehman Brothers Holdings, Inc.      58,918         5,849
Lincoln National Corp.              37,731         1,770
Loews Corp.                         34,414         2,667
M & T Bank Corp.                    21,200         2,229
Marsh & McLennan Cos., Inc.        112,736         3,123
Marshall & Ilsley Corp.             44,892         1,995

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
MBIA, Inc.                          28,958    $    1,718
MBNA Corp.                         270,802         7,084
Mellon Financial Corp.              90,223         2,589
Merrill Lynch & Co., Inc.          201,927        11,108
MetLife, Inc.                      156,407         7,029
MGIC Investment Corp.               20,162         1,315
Moody's Corp.                       58,430         2,627
Morgan Stanley                     234,043        12,280
National City Corp.                126,691         4,323
North Fork Bancorp, Inc.           104,435         2,934
Northern Trust Corp.                43,940         2,003
Plum Creek Timber Co., Inc.         39,780         1,444
PNC Financial Services Group,
  Inc.                              60,247         3,281
Principal Financial Group, Inc.     62,750         2,629
Progressive Corp.(b)                42,447         4,194
ProLogis                            39,000         1,569
Providian Financial Corp.(a)        63,473         1,119
Prudential Financial, Inc.         111,900         7,347
Regions Financial Corp.             99,009         3,354
SAFECO Corp.                        27,464         1,492
Simon Property Group, Inc.          47,163         3,419
SLM Corp.                           89,642         4,554
Sovereign Bancorp, Inc.             77,900         1,740
St. Paul Travelers Cos., Inc.      143,425         5,670
State Street Corp.(c)               71,125         3,432
SunTrust Banks, Inc.                72,672         5,250
Synovus Financial Corp.             67,004         1,921
T. Rowe Price Group, Inc.           26,790         1,677
Torchmark Corp.                     22,276         1,163
U.S. Bancorp                       391,461        11,431
UnumProvident Corp.(b)              64,235         1,177
Wachovia Corp.                     336,686        16,700
Washington Mutual, Inc.            189,313         7,703
Wells Fargo Co.                    362,311        22,311
XL Capital, Ltd. Class A            29,532         2,198
Zions Bancorp                       19,419         1,428
                                              ----------
                                                 474,112
                                              ----------
HEALTH CARE -- 12.91%
Abbott Laboratories                331,167        16,231
Aetna, Inc.                         62,064         5,140
Allergan, Inc.                      27,891         2,377
AmerisourceBergen Corp.             22,816         1,578
Amgen, Inc.(a)                     264,275        15,978

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
HEALTH CARE -- (CONTINUED)
Applera Corp. -- Applied
  Biosystems Group                  42,467    $      835
Bausch & Lomb, Inc.                 11,625           965
Baxter International, Inc.         132,726         4,924
Becton, Dickinson & Co.             53,829         2,824
Biogen Idec, Inc.(a)                75,473         2,600
Biomet, Inc.                        53,741         1,862
Boston Scientific Corp.(a)         160,196         4,325
Bristol-Myers Squibb Co.           417,317        10,425
C.R. Bard, Inc.                     22,694         1,509
Cardinal Health, Inc.               91,466         5,267
Caremark Rx, Inc.(a)                96,908         4,314
Chiron Corp.(a)                     31,244         1,090
CIGNA Corp.                         27,989         2,996
Eli Lilly & Co.                    241,997        13,482
Express Scripts, Inc.(a)            31,700         1,584
Forest Laboratories, Inc.(a)        72,706         2,825
Genzyme Corp.(a)                    55,005         3,305
Gilead Sciences, Inc.(a)            96,800         4,258
Guidant Corp.                       68,864         4,635
HCA, Inc.                           90,759         5,143
Health Management Associates,
  Inc. Class A                      52,698         1,380
Hospira, Inc.(a)                    33,036         1,288
Humana, Inc.(a)                     34,425         1,368
IMS Health, Inc.                    48,381         1,198
Johnson & Johnson                  637,746        41,453
King Pharmaceuticals, Inc.(a)       52,332           545
Laboratory Corp. of America
  Holdings(a)                       29,200         1,457
Manor Care, Inc.                    18,651           741
McKesson Corp.                      63,631         2,850
Medco Health Solutions, Inc.(a)     58,672         3,131
MedImmune, Inc.(a)                  53,965         1,442
Medtronic, Inc.                    258,402        13,383
Merck & Co., Inc.                  470,603        14,495
Millipore Corp.(a)                  10,728           609
Mylan Laboratories Inc.             58,200         1,120
Pfizer, Inc.                     1,594,574        43,978
Quest Diagnostics Inc.              39,400         2,099
Schering-Plough Corp.              316,124         6,025
St. Jude Medical, Inc.(a)           76,894         3,353

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
Stryker Corp.                       79,908    $    3,800
Tenet Healthcare Corp.(a)          101,109         1,238
UnitedHealth Group, Inc.           270,468        14,102
Watson Pharmaceuticals, Inc.(a)     23,703           701
Wellpoint, Inc.(a)                 132,078         9,198
Wyeth                              288,031        12,817
Zimmer Holdings, Inc.(a)            52,720         4,016
                                              ----------
                                                 308,259
                                              ----------
INDUSTRIALS -- 11.12%
3M Co.                             164,384        11,885
Allied Waste Industries,
  Inc.(a)(b)                        59,067           468
American Power Conversion
  Corp.                             38,867           917
American Standard Cos., Inc.        38,221         1,602
Apollo Group, Inc.(a)               35,275         2,759
Avery Dennison Corp.                22,070         1,169
Boeing Co.                         176,445        11,645
Burlington Northern Santa Fe
  Corp.                             80,950         3,811
Caterpillar, Inc.                   73,185         6,975
Cendant Corp.                      225,922         5,054
Cintas Corp.                        32,282         1,246
Cooper Industries, Ltd.             19,921         1,273
CSX Corp.                           45,824         1,955
Cummins, Inc.(b)                     9,173           684
Danaher Corp.                       58,626         3,069
Deere & Co.                         52,641         3,447
Delta Air Lines, Inc.(a)(b)         30,193           114
Dover Corp.                         44,013         1,601
Eaton Corp.                         32,178         1,927
Emerson Electric Co.                89,035         5,576
Equifax, Inc.                       27,769           992
FedEx Corp.                         64,546         5,229
Fluor Corp.                         18,106         1,043
General Dynamics Corp.              42,806         4,689
General Electric Co.(d)          2,273,123        78,764
Goodrich Co.                        25,755         1,055
H&R Block, Inc.                     35,710         2,084
Honeywell International, Inc.      182,442         6,683
Illinois Tool Works, Inc.           58,264         4,643
Ingersoll-Rand Co. Class A          36,050         2,572
ITT Industries, Inc.                19,602         1,914
L-3 Communications Holdings,
  Inc.                              24,900         1,907
Lockheed Martin Corp.               85,971         5,577

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
INDUSTRIALS -- (CONTINUED)
Masco Corp.                         92,674    $    2,943
Monster Worldwide, Inc.(a)          25,792           740
Navistar International Corp.(a)     14,280           457
Norfolk Southern Corp.              85,261         2,640
Northrop Grumman Corp.              76,778         4,242
PACCAR, Inc.                        36,970         2,514
Pall Corp.(b)                       26,774           813
Parker-Hannifin Corp.               25,923         1,608
Pitney Bowes, Inc.                  49,139         2,140
R.R. Donnelley & Sons Co.           46,660         1,610
Raytheon Co.                        96,614         3,780
Robert Half International, Inc.     35,014           874
Rockwell Automation, Inc.           37,820         1,842
Rockwell Collins, Inc.              38,219         1,822
Ryder Systems, Inc.                 13,980           512
Southwest Airlines Co.(b)          156,740         2,183
Textron, Inc.                       29,175         2,213
Tyco International, Ltd.           434,548        12,689
Union Pacific Corp.                 55,640         3,605
United Parcel Service, Inc.
  Class B                          237,900        16,453
United Technologies Corp.          218,714        11,231
W.W. Grainger, Inc.                 18,109           992
Waste Management, Inc.             121,179         3,434
                                              ----------
                                                 265,666
                                              ----------
INFORMATION TECHNOLOGY -- 14.96%
ADC Telecommunications,
  Inc.(a)(b)                        25,018           545
Adobe Systems, Inc.                103,742         2,969
Advanced Micro Devices, Inc.(a)     83,484         1,448
Affiliated Computer Services,
  Inc.(a)                           27,400         1,400
Agilent Technologies, Inc.(a)       91,927         2,116
Altera Corp.(a)                     79,078         1,567
Analog Devices, Inc.                79,361         2,961
Andrew Corp.(a)                     34,827           444
Apple Computer, Inc.(a)            175,192         6,449
Applied Materials, Inc.            351,161         5,682
Applied Micro Circuits Corp.(a)     68,042           174
Autodesk, Inc.                      48,730         1,675
Automatic Data Processing, Inc.    124,938         5,244
Avaya, Inc.(a)                     103,715           863
BMC Software, Inc.(a)               48,036           862

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
Broadcom Corp.(a)                   61,846    $    2,196
CIENA Corp.(a)(b)                  126,088           263
Cisco Systems, Inc.(a)           1,371,759        26,214
Citrix Systems, Inc.(a)(b)          36,853           798
Computer Associates
  International, Inc.              113,344         3,115
Computer Sciences Corp.(a)          39,282         1,717
Compuware Corp.(a)                  84,057           604
Comverse Technology, Inc.(a)        42,838         1,013
Convergys Corp.(a)                  30,805           438
Corning, Inc.(a)                   310,585         5,162
Dell, Inc.(a)                      519,991        20,545
Electronic Arts, Inc.(a)            65,600         3,714
Electronic Data Systems Corp.      111,386         2,144
EMC Corp.(a)                       513,541         7,041
First Data Corp.                   166,304         6,675
Fiserv, Inc.(a)                     40,847         1,754
Fisher Scientific
  International, Inc.(a)            25,400         1,648
Freescale Semiconductor,
  Inc.(a)                           86,808         1,839
Gateway, Inc.(a)(b)                 65,065           215
Hewlett-Packard Co.                616,519        14,494
Intel Corp.                      1,324,303        34,511
International Business Machines
  Corp.                            346,318        25,697
Intuit, Inc.(a)                     40,051         1,807
Jabil Circuit, Inc.(a)              38,813         1,193
JDS Uniphase Corp.(a)(b)           312,419           475
KLA-Tencor Corp.                    42,364         1,851
Lexmark International Group,
  Inc. Class A(a)                   26,902         1,744
Linear Technology Corp.             65,375         2,399
LSI Logic Corp.(a)(b)               84,935           721
Lucent Technologies, Inc.(a)(b)    943,172         2,745
Maxim Integrated Products, Inc.     69,556         2,658
Mercury Interactive Corp.(a)        18,248           700
Micron Technology, Inc.(a)         132,632         1,354
Microsoft Corp.(d)               2,154,304        53,513
Molex, Inc.(b)                      36,210           943
Motorola, Inc.                     523,598         9,561
National Semiconductor Corp.        74,518         1,642
NCR Corp.(a)                        40,384         1,418
Network Appliance, Inc.(a)          77,867         2,201

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
INFORMATION TECHNOLOGY -- (CONTINUED)
Novell, Inc.(a)(b)                  82,542    $      512
Novellus Systems, Inc.(a)           30,569           755
NVIDIA Corp.(a)                     35,951           961
Oracle Corp.(a)                    944,438        12,467
Parametric Technology Corp.(a)      58,241           372
Paychex, Inc.                       75,627         2,461
PerkinElmer, Inc.                   28,357           536
PMC-Sierra, Inc.(a)(b)              38,624           360
QLogic Corp.(a)                     20,045           619
QUALCOMM, Inc.                     348,878        11,516
Sabre Holdings Corp. Class A(b)     28,424           567
Sanmina-SCI Corp.(a)               112,858           617
Scientific-Atlanta, Inc.            32,168         1,070
Siebel Systems, Inc.(a)(b)         110,658           985
Solectron Corp.(a)                 210,214           797
Sun Microsystems, Inc.(a)          718,988         2,682
SunGard Data Systems, Inc.(a)       61,450         2,161
Symantec Corp.(a)                  151,200         3,287
Symbol Technologies, Inc.           52,185           515
Tektronix, Inc.                     19,529           454
Tellabs, Inc.(a)                    95,775           833
Teradyne, Inc.(a)(b)                42,792           512
Texas Instruments, Inc.            356,203         9,999
Thermo Electron Corp.(a)            34,829           936
Unisys Corp.(a)                     72,779           461
VERITAS Software Corp.(a)           89,783         2,191
Waters Corp.(a)                     25,057           931
Xerox Corp.(a)                     203,842         2,811
Xilinx, Inc.                        74,104         1,890
Yahoo!, Inc.(a)                    282,780         9,798
                                              ----------
                                                 357,177
                                              ----------
MATERIALS -- 2.84%
Air Products & Chemicals, Inc.      48,489         2,924
Alcoa, Inc.                        186,646         4,877
Allegheny Technologies, Inc.        19,329           426
Ball Corp.                          23,770           855
Bemis Co., Inc.                     23,128           614
Dow Chemical Co.                   205,999         9,173
E.I. Du Pont de Nemours & Co.      212,939         9,158
Eastman Chemical Co.                16,862           930
Ecolab, Inc.                        46,826         1,515
Engelhard Corp.                     26,530           757

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
Freeport-McMoRan Copper & Gold,
  Inc. Class B                      38,614    $    1,446
Georgia-Pacific Group               55,940         1,779
Great Lakes Chemical Corp.          11,403           359
Hercules, Inc.(a)                   24,698           349
International Flavors &
  Fragrances, Inc.                  19,104           692
International Paper Co.            104,456         3,156
Louisiana-Pacific Corp.             23,859           586
MeadWestvaco Corp.                  39,988         1,121
Monsanto Co.                        56,746         3,568
Newmont Mining Corp.                94,642         3,694
Nucor Corp.(b)                      34,404         1,569
Pactiv Corp.(a)                     32,164           694
Phelps Dodge Corp.                  20,505         1,897
PPG Industries, Inc.                36,890         2,315
Praxair, Inc.                       68,720         3,202
Rohm & Haas Co.                     41,296         1,914
Sealed Air Corp.(a)                 18,036           898
Sigma-Aldrich Corp.                 14,893           835
Temple-Inland, Inc.                 28,228         1,049
United States Steel Corp.(b)        24,602           846
Vulcan Materials Co.                22,096         1,436
Weyerhaeuser Co.                    51,724         3,292
                                              ----------
                                                  67,926
                                              ----------
TELECOMMUNICATION SERVICES -- 3.11%
ALLTEL Corp.                        70,098         4,366
AT&T Corp.                         170,547         3,247
BellSouth Corp.                    391,228        10,395
CenturyTel, Inc.(b)                 29,108         1,008
Citizens Communications Co.         72,677           977
Nextel Communications, Inc.
  Class A(a)                       240,536         7,772
Qwest Communications
  International, Inc.(a)(b)        354,222         1,314
SBC Communications, Inc.           705,804        16,763
Sprint Corp. (Fon Group)           315,523         7,916
Verizon Communications, Inc.       591,898        20,450
                                              ----------
                                                  74,208
                                              ----------
UTILITIES -- 3.74%
AES Corp.(a)                       137,914         2,259
Allegheny Energy, Inc.(a)(b)        33,899           855

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
UTILITIES -- (CONTINUED)
Ameren Corp.                        43,542    $    2,408
American Electric Power Co.,
  Inc.                              81,654         3,011
Calpine Corp.(a)(b)                115,752           394
CenterPoint Energy, Inc.(b)         62,493           826
Cinergy Corp.                       41,358         1,854
CMS Energy Corp.(a)                 46,605           702
Consolidated Edison, Inc.(b)        51,622         2,418
Constellation Energy Group,
  Inc.                              38,103         2,198
Dominion Resources, Inc.            72,987         5,356
DTE Energy Co.(b)                   37,646         1,761
Duke Energy Corp.(b)               197,977         5,886
Dynegy Inc. Class A(a)(b)           71,630           348
Edison International                69,362         2,813
El Paso Corp.                      138,994         1,601
Entergy Corp.                       45,443         3,433
Exelon Corp.(b)                    142,578         7,319
FirstEnergy Corp.                   70,312         3,383
FPL Group, Inc.                     83,378         3,507
KeySpan Corp.                       38,506         1,567
Kinder Morgan, Inc.                 23,138         1,925
Nicor, Inc.(b)                       9,913           408
NiSource, Inc.                      58,567         1,448
Peoples Energy Corp.(b)              8,131           353
PG&E Corp.                          80,823         3,034
Pinnacle West Capital Corp.         22,381           995
PPL Corp.                           40,268         2,391
Progress Energy, Inc.               52,608         2,380
Public Service Enterprise
  Group, Inc.                       50,722         3,085
Sempra Energy                       51,389         2,123
Southern Co.(b)                    159,158         5,518
TECO Energy, Inc.(b)                43,276           818
TXU Corp.                           51,248         4,258
Williams Cos., Inc.                121,337         2,305

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
Xcel Energy, Inc.(b)                86,697    $    1,692
XTO Energy, Inc.                    77,400         2,631
                                              ----------
                                                  89,263
                                              ----------
TOTAL COMMON STOCKS
  (Cost $1,754,156,825)                        2,332,564
                                              ----------
                                    PAR
                                   AMOUNT
                                   (000)
                                 ----------
U.S. GOVERNMENT SECURITIES -- 0.18%
United States Treasury Bill
  2.94% due 09/08/05(d)(e)       $   4,299         4,275
                                              ----------
TOTAL U.S. GOVERNMENT
  SECURITIES
  (Cost $4,274,775)                                4,275
                                              ----------
                                  SHARES
                                   (000)
                                 ---------
MONEY MARKET FUNDS -- 4.38%
AIM Short Term Investment Prime
  Portfolio                         47,010    $   47,010
Federated Money Market
  Obligations Trust                    493           493
State Street Navigator
  Securities Lending Prime
  Portfolio(c)(f)                   57,114        57,114
                                              ----------
TOTAL MONEY MARKET FUNDS
  (Cost $104,616,509)                            104,617
                                              ----------
TOTAL INVESTMENT -- 102.23%
  (identified cost
    $1,863,048,109)                            2,441,456
LIABILITIES IN EXCESS OF
  ASSETS -- (2.23)%                              (53,194)
                                              ----------
NET ASSETS -- 100.00%                         $2,388,262
                                              ==========

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

---------------
(a) Non-income producing security.
(b) All or a portion of these securities were on loan at June 30, 2005.
(c) Affiliated issuer. See table that follows for more information.
(d) Security held as collateral in relation to initial margin requirements on futures contracts.
(e) Rate represents annualized yield at date of purchase.
(f) Security represents investment made with cash collateral received from securities loaned.

                                                                           UNREALIZED
                                                              NUMBER OF   DEPRECIATION
                                                              CONTRACTS      (000)
                                                              ---------   ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures Contracts (long) Expiration date
  09/2005                                                        326         $(554)
Total unrealized depreciation on open futures contracts
  purchased                                                                  $(554)
                                                                             =====

                        NUMBER OF     SHARES PURCHASED     SHARES SOLD FOR      NUMBER OF    INCOME EARNED FOR
                       SHARES HELD   FOR THE SIX MONTHS     THE SIX MONTHS     SHARES HELD     THE SIX MONTHS     REALIZED GAIN
SECURITY DESCRIPTION    12/31/04       ENDED 6/30/05        ENDED 6/30/05      AT 6/30/05      ENDED 6/30/05      ON SHARES SOLD
--------------------   -----------   ------------------   ------------------   -----------   ------------------   --------------
State Street Corp.         79,225             4,900               13,000           71,125         $27,005            $34,285
State Street
  Navigator
  Securities Lending
  Prime Portfolio      98,441,667       598,669,698          639,997,857       57,113,508         $55,134                 --

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)
(Amounts in thousands)

ASSETS
  Investments in unaffiliated issuers at market (identified
     cost $1,803,603) -- including $55,292 of securities
     loaned (Note 2)                                          $2,380,910
  Investments in non-controlled affiliates at market
     (identified cost $59,445) (Note 4)                           60,546
                                                              ----------
                                                               2,441,456
Receivables:
  Investment securities sold                                       8,196
  Dividends and Interest                                           2,921
                                                              ----------
     Total assets                                              2,452,573
LIABILITIES
Payables:
  Investment securities purchased                                  6,760
  Daily variation margin on futures contracts                        346
  Due upon return of securities loaned                            57,114
  Management fees (Note 4)                                            91
                                                              ----------
     Total liabilities                                            64,311
                                                              ----------
NET ASSETS                                                    $2,388,262
                                                              ==========
COMPOSITION OF NET ASSETS
Paid-in capital                                               $1,810,408
Net unrealized appreciation on investments and futures
  contracts                                                      577,854
                                                              ----------
NET ASSETS                                                    $2,388,262
                                                              ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
(Amounts in thousands)

INVESTMENT INCOME
  Dividend income -- unaffiliated issuers                                $ 22,773
  Dividend income -- non-controlled affiliated issuer                          27
  Interest                                                                    720
  Security lending income (Notes 2 and 4)                                      55
                                                                         --------
     Total Investment Income                                               23,575
EXPENSES
  Management fees (Note 4)                                    $    577
                                                              --------
     Total Expenses                                                           577
                                                                         --------
NET INVESTMENT INCOME                                                      22,998
                                                                         --------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments -- unaffiliated issuers                          (15,136)
  Investments -- non-controlled affiliated issuer                   34
  Futures contracts                                                (43)
                                                              --------
                                                                          (15,145)
Net change in net unrealized depreciation on:
  Investments                                                  (38,334)
  Futures contracts                                             (1,627)
                                                              --------
                                                                          (39,961)
                                                                         --------
Net realized and unrealized loss                                          (55,106)
                                                                         --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $(32,108)
                                                                         ========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                               For the
                                                           Six Months Ended        For the
                                                            June 30, 2005        Year Ended
                                                             (Unaudited)      December 31, 2004
                                                           ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                       $   22,998         $   52,658
  Net realized loss on investments and futures contracts         (15,145)           (26,489)
  Net change in net unrealized appreciation
     (depreciation)                                              (39,961)           249,898
                                                              ----------         ----------
     Net increase (decrease) in net assets resulting from
       operations                                                (32,108)           276,067
                                                              ----------         ----------

CAPITAL TRANSACTIONS
  Proceeds from contributions                                    168,779            331,241
  Fair value of withdrawals                                     (278,027)          (481,557)
  Withdrawals in-kind                                           (237,848)           (72,956)
                                                              ----------         ----------
     Net decrease in net assets from capital transactions       (347,097)          (223,272)
                                                              ----------         ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                     (379,205)            52,795

NET ASSETS
Beginning of period                                            2,767,467          2,714,672
                                                              ----------         ----------
End of period                                                 $2,388,262         $2,767,467
                                                              ==========         ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                For the
                              Six Months
                                 Ended          Year         Year         Year         Year        Period
                                6/30/05        Ended        Ended        Ended        Ended        Ended
                              (Unaudited)     12/31/04     12/31/03     12/31/02     12/31/01    12/31/00*
                              -----------    ----------   ----------   ----------   ----------   ----------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period
    (in thousands)            $2,388,262     $2,767,467   $2,714,672   $1,992,548   $2,692,298   $2,957,271
  Ratios to average net
    assets:
    Operating expenses             0.045%+        0.045%       0.045%       0.045%       0.045%       0.045%+
    Net investment income           1.79%+         1.97%        1.74%        1.57%        1.34%        1.14%+
    Portfolio turnover
      rate**                           5%++           9%          12%          13%          14%          18%++
    Total return(a)                (1.40)%++      10.86%       28.62%      (22.16)%     (11.94)%      (2.41)%++

---------------
*   The portfolio commenced operations on March 1, 2000.
**  The portfolio turnover rate excludes in-kind security transactions.
+   Annualized
++  Not Annualized
(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

1.   ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2004, only the Portfolio, State Street MSCI(R) EAFE(R) Index and State Street Money Market Portfolio had commenced operations. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities, sovereign debt, or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

For the six months ended June 30, 2005, the earned income for the Portfolio and State Street was $55,134 and $18,378, respectively.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2005, the value of the securities loaned amounted to $55,291,766. The loans were collateralized with cash of $57,113,508, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), an affiliated investment company.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3.   SECURITIES TRANSACTIONS

For the six months ended June 30, 2005, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind withdrawals, aggregated to $128,439,515 and $207,485,972, respectively. The aggregate value of in-kind withdrawals was $237,847,807.

At June 30, 2005, the book cost of investments was $1,863,048,109 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $710,637,366 and $132,229,246, respectively, resulting in net appreciation of $578,408,120 for all securities as computed on a federal income tax basis.

4.   RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA FM. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

the S&P 500(R) Index. The market value of each of these investments at June 30, 2005 is listed in the Portfolio of Investments.

5.   INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2005
                                  (UNAUDITED)

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Institutional Liquid Reserves Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others in addition to the Fund's proportionate share of expenses of the State Street Money Market Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2005 to June 30, 2005.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Fund's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2005

-------------------------------------------------------------------------------------------------
                                                   BEGINNING         ENDING
                                                 ACCOUNT VALUE    ACCOUNT VALUE    EXPENSES PAID
                                                JANUARY 1, 2005   JUNE 30, 2005   DURING PERIOD*
-------------------------------------------------------------------------------------------------
 BASED ON ACTUAL FUND RETURN                       $1,000.00        $1,012.90          $0.25
-------------------------------------------------------------------------------------------------
 BASED ON HYPOTHETICAL
 (5% RETURN BEFORE EXPENSES)                       $1,000.00        $1,024.55          $0.25
-------------------------------------------------------------------------------------------------

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The Fund's annualized average weighted expense ratio as of June 30, 2005 was 0.05%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

ASSETS
  Investment in State Street Money Market Portfolio, at
     value (identified cost $908,641,821) (Note 1)            $908,641,821
  Receivable from adviser (Note 3)                                  14,986
                                                              ------------
     Total assets                                              908,656,807
LIABILITIES
Payables:
  Administration, custody and transfer agent fees (Note 3)          11,397
  Distribution fees (Note 3)                                        34,000
  Registration and filing fees                                      19,756
  Professional fees and other accrued expenses                       9,675
                                                              ------------
     Total liabilities                                              74,828
                                                              ------------
NET ASSETS                                                    $908,581,979
                                                              ============
NET ASSETS CONSIST OF:
  Paid-in capital                                              908,581,115
  Net realized gain on investments                            $        864
                                                              ------------
NET ASSETS                                                    $908,581,979
                                                              ============
  Shares of beneficial interest outstanding                    908,581,115
  Offering, net asset value, and redemption price per share   $       1.00
                                                              ============

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INCOME
  Interest income allocated from Portfolio (Note 2)           $9,528,281
  Expenses allocated from Portfolio (Note 3)                    (335,110)
                                                              ----------
                                                               9,193,171
                                                              ----------

EXPENSES
  Distribution fees (Note 3)                                     167,718
  Professional fees                                               13,744
  Administration and custody fees (Note 3)                        18,542
  Transfer agent fees (Note 3)                                    14,519
  Registration and filing fees                                    14,966
  Other expenses                                                  10,075
                                                              ----------
     Total Expenses                                              239,564
  Less: Fee reimbursements by investment adviser (Note 3)        (72,011)
                                                              ----------
     Total Net Expenses                                          167,553
                                                              ----------
NET INVESTMENT INCOME                                          9,025,618
                                                              ----------
Net realized gain on investments                                     864
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $9,026,482
                                                              ==========

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                            For the
                                                        Six Months Ended        For the
                                                         June 30, 2005        Period Ended
                                                          (Unaudited)      December 31, 2004*
                                                        ----------------   ------------------
INCREASE IN NET ASSETS RESULTING FROM:
OPERATIONS:
  Net investment income                                 $     9,025,618     $     2,055,090
  Net realized gain on investments                                  864                  --
                                                        ---------------     ---------------
  Net increase in net assets resulting from operations        9,026,482           2,055,090
                                                        ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                      (9,025,618)         (2,055,090)
                                                        ---------------     ---------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
  Shares sold                                             3,749,043,887       1,648,841,641
  Reinvestment of distributions                               9,025,617           2,055,090
  Shares redeemed                                        (3,231,126,281)     (1,269,258,839)
                                                        ---------------     ---------------
       Net increase from capital share transactions         526,943,223         381,637,892
                                                        ---------------     ---------------
  Net increase in net assets                                526,944,087         381,637,892
NET ASSETS, BEGINNING OF PERIOD                             381,637,892                  --
                                                        ---------------     ---------------
NET ASSETS, END OF PERIOD                               $   908,581,979     $   381,637,892
                                                        ===============     ===============
Accumulated undistributed net investment income         $            --     $            --
                                                        ===============     ===============
CHANGES IN SHARES:
  Shares sold                                             3,749,043,887       1,648,841,641
  Reinvestment of distributions                               9,025,617           2,055,090
  Shares redeemed                                        (3,231,126,281)     (1,269,258,839)
                                                        ---------------     ---------------
  Net increase in shares                                    526,943,223         381,637,892
                                                        ===============     ===============

---------------
* The Fund commenced operations on August 12, 2004.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE
PERIOD:

                                                                  For the
                                                              Six Months Ended    Period
                                                                 6/30/2005         Ended
                                                                (Unaudited)      12/31/04*
                                                              ----------------   ---------
PER SHARE OPERATING PERFORMANCE(a):
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 1.0000       $ 1.0000
                                                                  --------       --------
INVESTMENT OPERATIONS:
  Net investment income                                             0.0135         0.0066
                                                                  --------       --------
LESS DISTRIBUTIONS FROM:
  Net investment income                                            (0.0135)       (0.0066)
                                                                  --------       --------
  Net increase (decrease) in net assets                                 --             --
                                                                  --------       --------
NET ASSET VALUE, END OF PERIOD                                    $ 1.0000       $ 1.0000
                                                                  --------       --------
TOTAL RETURN(b)                                                       1.29%          0.66%
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                        $908,582       $381,638
  Ratio of gross expenses to average net assets                       0.17%**        0.23%**
  Ratio of net expenses to average net assets                         0.15%**        0.15%**
  Ratio of net investment income to average net assets                2.72%**        1.67%**

---------------
*   The Fund commenced operations on August 12, 2004.
(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the State Street Money Market Portfolio.
(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
** Annualized.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION

The State Street Institutional Investment Trust (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following diversified series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street MSCI(R) EAFE(R) Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund and the State Street U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Liquid Reserves Fund (the "Fund"). Pursuant to the Trust's Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares, with no par value, of the Fund.

The Fund commenced operations on August 12, 2004. As of June 30, 2005, the Fund and the State Street Equity 500 Index Fund were the only series of the Trust that had commenced operations.

It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.

The Fund invests all of its investable assets in interests in the State Street Money Market Portfolio (the "Portfolio"). The investment objective and policies of the Portfolio are the same as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.99% at June 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis. Net investment income consists of the Fund's pro-rata share of the net investment income of

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

JUNE 30, 2005 (UNAUDITED)

the Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

FEDERAL INCOME TAXES - The Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Portfolios and Funds. Expenses directly attributable to a Portfolio or Fund are charged to that Portfolio or Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio retains SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"), as its investment adviser. For such investment advisory services, the Portfolio pays SSgA FM a fee at the annual rate of 0.10% of its average daily net assets.

SSgA FM has contractually agreed to cap the total operating expenses of the Fund (not including the pass-through expenses of the Portfolio) on an annual basis at 0.05% of the Fund's average daily net assets until April 30, 2006. For the period ended June 30, 2005, SSgA FM reimbursed the Fund $72,011 under this agreement. There is no agreement in place for SSgA FM to recover operating expenses previously waived or reimbursed.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

JUNE 30, 2005 (UNAUDITED)

State Street serves as the Fund's administrator, custodian and transfer agent. The Fund pays State Street annual fees of $25,000 for administration services, $12,000 for custody and accounting services, and $30,000 for transfer agency services plus transaction fees.

Effective February 1, 2005, ALPS Distributors, Inc. serves as Distributor (the "Distributor") pursuant to a Distribution Agreement with the Trust.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund may compensate financial intermediaries in connection with the distribution of Fund shares and for services provided to the Fund's shareholders. The Rule 12b-1 Plan calls for payments at an annual rate of up to 0.05% of daily average net assets. For the period ended June 30, 2005, the Fund accrued State Street Global Markets LLC, an affiliated company of State Street, $167,718 for services provided to the Fund's shareholders.

4. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

JUNE 30, 2005 (UNAUDITED)

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

INVESTMENT ADVISER

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ADMINISTRATOR AND CUSTODIAN

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

INDEPENDENT ACCOUNTANTS

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

LEGAL COUNSEL

Ropes & Gray LLP

One International Place

Boston, MA 02109

TRANSFER AGENT

ALPS Mutual Funds Services, Inc.

1625 Broadway, Suite 2200

Denver, CO 80202

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

                      STATE STREET MONEY MARKET PORTFOLIO
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2005
                                  (UNAUDITED)

STATE STREET MONEY MARKET PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Money Market Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2005 to June 30, 2005.

The table below illustrates your Portfolio's costs in two ways:

- BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

- BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2005

-------------------------------------------------------------------------------------------------
                                                   BEGINNING         ENDING
                                                 ACCOUNT VALUE    ACCOUNT VALUE    EXPENSES PAID
                                                JANUARY 1, 2005   JUNE 30, 2005   DURING PERIOD*
-------------------------------------------------------------------------------------------------
 BASED ON ACTUAL PORTFOLIO RETURN                  $1,000.00        $1,020.51          $0.50
-------------------------------------------------------------------------------------------------
 BASED ON HYPOTHETICAL
 (5% RETURN BEFORE EXPENSES)                       $1,000.00        $1,024.30          $0.50
-------------------------------------------------------------------------------------------------

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of June 30, 2005 was 0.100%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                        JUNE 30, 2005
---------------------------------------------------------------------------
Repurchase Agreements                                              47.7%
---------------------------------------------------------------------------
Commercial Paper                                                   20.8
---------------------------------------------------------------------------
Yankee Certificates of Deposit                                     13.3
---------------------------------------------------------------------------
Bank Notes                                                          6.6
---------------------------------------------------------------------------
Medium Term Notes                                                   4.4
---------------------------------------------------------------------------
Euro Certificates of Deposit                                        3.8
---------------------------------------------------------------------------
Time Deposits                                                       2.2
---------------------------------------------------------------------------
Promissory Note                                                     1.1
---------------------------------------------------------------------------
Other assets less liabilities                                       0.1
---------------------------------------------------------------------------
Total                                                             100.0%
---------------------------------------------------------------------------

MATURITY LADDER*                                              JUNE 30, 2005
---------------------------------------------------------------------------
1-4 Days                                                            52.6%
---------------------------------------------------------------------------
5-90 Days                                                           37.4
---------------------------------------------------------------------------
90+ Days                                                            10.0
---------------------------------------------------------------------------
Total                                                              100.0%
---------------------------------------------------------------------------
Average maturity                                                 30 Days
---------------------------------------------------------------------------

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

NAME OF ISSUER                                     INTEREST    MATURITY     PRINCIPAL     AMORTIZED
AND TITLE OF ISSUE                                   RATE        DATE        AMOUNT         COST+
------------------                                 --------   ----------   -----------   ------------
COMMERCIAL PAPER -- 20.80%
ABCP CREDIT ARBITRAGE -- 3.29%
Galaxy Funding, Inc.                                3.120%    07/27/2005   $20,000,000   $ 19,954,933
Grampian Funding Ltd.                               3.260%    09/20/2005    10,000,000      9,926,650
                                                                                         ------------
                                                                                           29,881,583
                                                                                         ------------
ABCP HYBRID -- 2.19%
Scaldis Capital                                     3.280%    07/25/2005    20,000,000     19,956,267
                                                                                         ------------
ABCP RECEIVABLES AND SECURITIES -- 10.44%
Ciesco LP                                           3.070%    07/07/2005    25,000,000     24,987,208
CRC Funding LLC                                     3.080%    07/05/2005    25,000,000     24,991,444
Eiffel Funding LLC                                  3.270%    07/28/2005    25,000,000     24,938,688
Falcon Asset Securitization Corp.                   3.280%    08/08/2005    20,000,000     19,930,756
                                                                                         ------------
                                                                                           94,848,096
                                                                                         ------------
BANK FOREIGN -- 4.88%
Bank of Ireland                                     3.510%    12/09/2005    25,000,000     24,607,562
Nordea North America, Inc.                          3.385%    11/21/2005    20,000,000     19,731,081
                                                                                         ------------
                                                                                           44,338,643
                                                                                         ------------
TOTAL COMMERCIAL PAPER                                                                    189,024,589
                                                                                         ------------
YANKEE CERTIFICATES OF DEPOSIT -- 13.32%
BANK FOREIGN -- 13.32%
Calyon NY                                           3.425%    11/01/2005    20,000,000     19,999,831
Calyon NY                                           3.745%    06/14/2006     6,000,000      5,999,162
Canadian Imperial Bank(a)                           3.266%    04/28/2006    25,000,000     24,994,843
Royal Bank of Scotland(a)                           3.156%    03/15/2006    25,000,000     24,993,029
Societe Generale(a)                                 3.114%    02/09/2006    20,000,000     19,996,956
Svenska Handelsbanken AB(a)                         3.031%    04/03/2006    25,000,000     24,992,476
                                                                                         ------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                      120,976,297
                                                                                         ------------
EURO CERTIFICATES OF DEPOSIT -- 3.85%
BANK FOREIGN -- 3.85%
ABN AMRO                                            3.470%    12/07/2005    20,000,000     20,000,434
Societe Generale                                    3.280%    09/12/2005    15,000,000     14,999,280
                                                                                         ------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                         34,999,714
                                                                                         ------------
BANK NOTES -- 6.61%
BANK DOMESTIC -- 6.61%
First USA Bank(a)                                   3.420%    05/17/2006    20,000,000     20,032,538
Bank of America Corp.(a)                            3.065%    03/14/2006    20,000,000     20,000,000
National City Bank(a)                               3.134%    02/09/2006    20,000,000     19,999,385
                                                                                         ------------
TOTAL BANK NOTES                                                                           60,031,923
                                                                                         ------------

STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

NAME OF ISSUER                                     INTEREST    MATURITY     PRINCIPAL     AMORTIZED
AND TITLE OF ISSUE                                   RATE        DATE        AMOUNT         COST+
------------------                                 --------   ----------   -----------   ------------
MEDIUM TERM NOTES -- 4.40%
BROKERAGE -- 2.20%
Merrill Lynch & Co., Inc.(a)                        3.300%    03/17/2006   $20,000,000   $ 20,014,465
                                                                                         ------------
FINANCE NON-CAPTIVE CONSUMER -- 2.20%
American Honda Finance Corp.(a)                     3.404%    06/22/2006    20,000,000     20,000,000
                                                                                         ------------
TOTAL MEDIUM TERM NOTES                                                                    40,014,465
                                                                                         ------------
TIME DEPOSITS -- 2.20%
Citibank                                            3.350%    07/01/2005    20,000,000     20,000,000
                                                                                         ------------
TOTAL TIME DEPOSITS                                                                        20,000,000
                                                                                         ------------
PROMISSORY NOTES -- 1.10%
Goldman Sachs Group, Inc.(a)                        3.276%    02/22/2006    10,000,000     10,000,000
                                                                                         ------------
TOTAL PROMISSORY NOTES                                                                     10,000,000
                                                                                         ------------
REPURCHASE AGREEMENTS -- 47.67%
Banc of America Tri Party Repo, dated 06/30/05
  (collateralized by Federal National Mortgage
  Association, 6.000% due 08/01/34 valued at
  $40,800,001); proceeds $40,003,756                3.380%    07/01/2005    40,000,000     40,000,000
Credit Suisse First Boston Tri Party Repo, dated
  06/30/05 (collateralized by Federal Home Loan
  Mortgage Corporation, 4.000%-11.000% due
  12/01/07-12/01/34 and Federal National Mortgage
  Association, 4.000%-9.500% due
  05/01/07-06/01/35 valued at $153,001,363);
  proceeds $150,014,167                             3.400%    07/01/2005   150,000,000    150,000,000
Deutsche Bank Tri Party Repo, dated 06/30/05
  (collateralized by Federal National Mortgage
  Association, 5.500% due 08/01/19-11/01/19 and
  Government National Mortgage Association,
  3.750%-7.000% due 02/20/26-07/20/27 valued at
  $25,500,000); proceeds $25,002,361                3.400%    07/01/2005    25,000,000     25,000,000
Morgan Stanley Tri Party Repo, dated 06/30/05
  (collateralized by Federal National Mortgage
  Association, 5.500% due 12/01/32-04/01/33
  valued at $25,611,446); proceeds $25,002,375      3.420%    07/01/2005    25,000,000     25,000,000
UBS Warburg LLC Tri Party Repo, dated 06/30/05
  (collateralized by Commercial Mortgage
  Obligations, 0.000%-7.470% due
  01/20/09-09/25/35 valued at $153,005,339);
  proceeds $150,014,375                             3.450%    07/01/2005   150,000,000    150,000,000

STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

NAME OF ISSUER                                     INTEREST    MATURITY     PRINCIPAL     AMORTIZED
AND TITLE OF ISSUE                                   RATE        DATE        AMOUNT         COST+
------------------                                 --------   ----------   -----------   ------------
REPURCHASE AGREEMENTS -- (CONTINUED)
UBS Warburg LLC Tri Party Repo, dated 06/30/05
  (collateralized by Commercial Mortgage
  Obligations, 0.000%-7.470% due
  11/18/08-03/15/46 valued at $43,966,513);
  proceeds $43,104,071                              3.400%    07/01/2005   $43,100,000   $ 43,100,000
                                                                                         ------------
TOTAL REPURCHASE AGREEMENTS                                                               433,100,000
                                                                                         ------------
TOTAL INVESTMENTS -- 99.95%                                                               908,146,988
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.05%                                                495,854
                                                                                         ------------
NET ASSETS -- 100.00%                                                                    $908,642,842
                                                                                         ============

---------------
(a)  Floating Rate Note- Interest rate shown is rate in effect at June 30, 2005.
 +   See Note 2 to the Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

ASSETS
  Investments in unaffiliated issuers, at amortized cost
     (Note 2)                                                  $475,046,988
  Repurchase agreements (cost $433,100,000) (Note 2)            433,100,000
  Cash                                                                  741
                                                               ------------
                                                                908,147,729
Receivables:
  Interest receivable                                               554,499
  Receivable from adviser (Note 3)                                   30,574
                                                               ------------
     Total assets                                               908,732,802
LIABILITIES
Payables:
  Investment advisory fee (Note 3)                                   67,999
  Professional fees                                                  20,670
  Accrued expenses and other liabilities                              1,291
                                                               ------------
     Total Liabilities                                               89,960
                                                               ------------
NET ASSETS                                                     $908,642,842
                                                               ============
COMPOSITION OF NET ASSETS
Paid-in capital                                                $908,641,978
Net realized gain on investments                                        864
                                                               ------------
NET ASSETS                                                     $908,642,842
                                                               ============

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME
  Interest                                                     $9,528,295
                                                               ----------

EXPENSES
  Management fees (Note 3)                                        335,437
  Administration, custody and transfer agent fees (Note 3)         84,059
  Professional fees                                                21,225
  Trustees' fees                                                    9,252
  Printing fees                                                     2,794
  Other expenses                                                    6,804
                                                               ----------
     Total Expenses                                               459,571
  Less: Fee waivers/reimbursements by investment adviser
     (Note 3)                                                    (124,461)
                                                               ----------
     Total Net Expenses                                           335,110
                                                               ----------
NET INVESTMENT INCOME                                           9,193,185
                                                               ----------
Net realized gain on investments                                      864
                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $9,194,049
                                                               ==========

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                          For the Six
                                                         Months Ended       For the Period
                                                         June 30, 2005          Ended
                                                          (Unaudited)     December 31, 2004*
                                                        ---------------   ------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                 $     9,193,185    $     2,116,765
  Net realized gain on investments                                  864                 --
                                                        ---------------    ---------------
     Net increase in net assets resulting from
       operations                                             9,194,049          2,116,765
                                                        ---------------    ---------------

CAPITAL TRANSACTIONS
  Proceeds from contributions                             3,748,990,133      1,620,664,197
  Fair value of withdrawals                              (3,231,256,845)    (1,241,065,457)
                                                        ---------------    ---------------
     Net increase in net assets from capital
       transactions                                         517,733,288        379,598,740
                                                        ---------------    ---------------
TOTAL NET INCREASE IN NET ASSETS                            526,927,337        381,715,505

NET ASSETS
Beginning of period                                         381,715,505                 --
                                                        ---------------    ---------------
End of period                                           $   908,642,842    $   381,715,505
                                                        ===============    ===============

---------------
* The Portfolio commenced operations on August 12, 2004.

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                                For the Six
                                                                Months Ended        Period
                                                                 6/30/2005           Ended
                                                                (Unaudited)        12/31/04*
                                                              ----------------     ---------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)                        $908,643         $381,716

  Ratios to average net assets:
     Gross operating expenses                                         0.14%**          0.18%**
     Net operating expenses                                           0.10%**          0.10%**
     Net investment income                                            2.76%**          1.71%**
     Total return(a)                                                  1.29%            0.68%

---------------
*   The Portfolio commenced operations on August 12, 2004.
(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
**  Annualized.

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Money Market Portfolio (the "Portfolio"). At June 30, 2005, only the Portfolio, State Street Equity 500 Index Portfolio and State Street MSCI(R) EAFE(R) Index Portfolio had commenced operations. The Portfolio commenced operations on August 12, 2004. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to maximize current income to the extent consistent with the preservation of capital and liquidity by investing in dollar denominated securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been

STATE STREET MONEY MARKET PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

At June 30, 2005, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolio's transactions, is within seven days. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. The Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Portfolios and Funds. Expenses directly attributable to a Portfolio or Fund are charged to that Portfolio or Fund. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio has entered into an investment advisory agreement with SSgA FM (the "Adviser"). The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets until April 30, 2006. For the period ended June 30, 2005, SSgA FM reimbursed the Portfolio $86,452 under this agreement. There is no agreement in place for SSgA FM to recover operating expenses previously waived or reimbursed.

STATE STREET MONEY MARKET PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Portfolio pays State Street an annual fee of the average daily net assets as follows:

                                              ANNUAL PERCENTAGE OF
ASSET LEVELS                                AVERAGE DAILY NET ASSETS
------------                                ------------------------
First $200 Million                                   0.04%
Next $200 Million                                     0.03
Thereafter                                            0.02
Minimum annual fee:
Assets of $500 million and less                     $150,000
Assets of $500 million -- $2
  billion                                  $200,000 with 0.01% waiver

State Street has contractually agreed to waive 0.01% of its fees on an annual basis when the Portfolio's assets are between $500 million and $2 billion. For the period ended June 30, 2005, the Portfolio waived $38,009 under this agreement.

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $20,000. Each trustee is reimbursed for out-of-pocket and travel expenses. The Portfolio reimburses State Street or its affiliates for its pro-rata share of the total fees.

5. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

STATE STREET MONEY MARKET PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

INVESTMENT ADVISER

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

INDEPENDENT ACCOUNTANTS

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

LEGAL COUNSEL

Ropes & Gray LLP

One International Place

Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET MONEY MARKET PORTFOLIO

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

ITEM 2.  CODE OF ETHICS.
------------------------

Disclosure required in Registrant's annual Form N-CSR.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Disclosure required in Registrant's annual Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Disclosure required in Registrant's annual Form N-CSR.


ITEM 5.  AUDIT COMMITTEES OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable to the Registrant.


ITEM 6.  SCHEDULE OF INVESTMENTS.
---------------------------------

Not applicable to the Registrant.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
--------------------------------------------------------------------------

Not applicable to the Registrant.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
-------------------------------------------------------------------------

Not applicable to the Registrant.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
---------------------------------------------------------------------------

Not applicable to the Registrant.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

Not applicable to the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's last fiscal half year covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


ITEM 12.  EXHIBITS.
-------------------

(a) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):     State Street Institutional Investment Trust

By:                        /s/James Ross
                           -----------------------------------------------------
                           James Ross
                           President

By:                        /s/Gary French
                           -----------------------------------------------------
                           Gary French
                           Treasurer

Date:                      August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                        /s/James Ross
                           -----------------------------------------------------
                           James Ross
                           President

By:                        /s/Gary French
                           -----------------------------------------------------

                           Gary French
                           Treasurer

Date:                      August 26, 2005